                                                      1933 Act File No. 33-24848
                                                      1940 Act File No. 811-5669

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A


 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                X
                                                                       ---

      Pre-Effective Amendment No._____ .............................   ___

      Post-Effective Amendment No. 23 ..............................    X
                                                                       ___

                                     and/or


 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        X
                                                                       ---

      Amendment No. 24 .............................................    X
                                                                       ___

                             FOUNTAIN SQUARE FUNDS

               (Exact Name of Registrant as Specified in Charter)

                  3435 Stelzer Road, Columbus, Ohio 43219-3035
                    (Address of Principal Executive Offices)

                                 (614) 470-8000
                        (Registrant's Telephone Number)

                           Melanie Mayo West, Esquire
                        Howard & Howard Attorneys, P.C.
                     Suite 101, The Pinehurst Office Center
                           1400 North Woodward Avenue
                     Bloomfield Hills, Michigan 48304-2856
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective:


X    immediately upon filing pursuant to paragraph (b)
---
     on ____________________________ pursuant to paragraph (b)
---
     60 days after filing pursuant to paragraph (a)(i)
---
     on ____________________________ pursuant to paragraph (a)(i)
---
     75 days after filing pursuant to paragraph (a)(ii)
---
     on ____________________________ pursuant to paragraph (a)(ii) of Rule 485.
---

If appropriate, check the following box:
____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:


X    filed the Notice required by that Rule on September 25, 1997; or
---

___ intends to file the Notice required by that Rule on or about ___________________; or

____ during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

                             CROSS-REFERENCE SHEET

     This Amendment to the Registration Statement of FOUNTAIN SQUARE FUNDS, which is comprised of thirteen portfolios, each portfolio offering two separate classes of shares (unless otherwise noted): Investment A Shares and Investment C Shares: (1) Fountain Square U.S. Government Securities Fund; (2) Fountain Square Quality Bond Fund; (3) Fountain Square Quality Growth Fund; (4) Fountain Square Mid Cap Fund; and (5) Fountain Square Balanced Fund; (6) Fountain Square Ohio Tax Free Bond Fund; (7) Fountain Square International Equity Fund; (8) Fountain Square Equity Income Fund; (9) Fountain Square Fixed Income Fund; and
(10) Fountain Square Municipal Bond Fund; Trust Shares and Investment Shares of: (11) Fountain Square Commercial Paper Fund; and (12) Fountain Square Government Cash Reserves Fund; and one share class of (13) Fountain Square U.S. Treasury Obligations Fund, relates only to Funds (11) through (13), and is comprised of the following:

PART A. INFORMATION REQUIRED IN A PROSPECTUS.


                                                       Prospectus Heading
                                                       (Rule 404(c) Cross Reference)
                                                       -----------------------------
Item 1.   Cover Page                                   Cover Page.
Item 2.   Synopsis...................................  Summary of Fund Expenses.
Item 3.   Condensed Financial Information............  Financial Highlights;
                                                       Performance Information.
Item 4.   General Description of Registrant..........  General Information;
                                                       Investment Information;
                                                       Investment Objective;
                                                       Investment Policies;
                                                       Investment Limitations;
                                                       Voting Rights.
Item 5.   Management of the Fund.....................  Financial Highlights;
                                                       Fountain Square Funds
                                                       Information; Management of
                                                       the Trust; Administration of
                                                       the Fund; Distribution of
                                                       Shares of the Fund.
Item 5A.  Management's Discussion of Fund Performance  Not applicable.
Item 6.   Capital Stock and Other Securities.........  Shareholder Information;
                                                       Voting Rights; Massachusetts
                                                       Law; Effect of Banking Laws;
                                                       Tax Information; Federal
                                                       Income Tax; Dividends;
                                                       Capital Gains.
Item 7.   Purchase of Securities Being Offered.......  Net Asset Value; Investing
                                                       in the Fund; Share
                                                       Purchases; Minimum
                                                       Investment Required; What
                                                       Shares Cost; Certificates
                                                       and Confirmations;
                                                       Exchanges.
Item 8.   Redemption or Repurchase...................  Redeeming Shares; By
                                                       Telephone; By Mail;
                                                       Receiving Payment; Accounts
                                                       with Low Balances.
Item 9.   Pending Legal Proceedings..................  None.

PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.


Item 10.  Cover Page............................  Cover Page.
Item 11.  Table of Contents.....................  Table of Contents.
Item 12.  General Information and History.......  General Information About the Fund.
Item 13.  Investment Objectives and Policies....  Investment Objective and Policies;
                                                  Types of Investments; Investment
                                                  Limitations.
Item 14.  Management of the Fund................  Fountain Square Funds Management;
                                                  Officers and Trustees;  Trustees'
                                                  Compensation.
Item 15.  Control Persons and Principal
          Holders of Securities.................  Fund Ownership.
Item 16.  Investment Advisory and Other Services  Investment Advisory Services; Advisor
                                                  to the Fund; Advisory Fees;
                                                  Administrative Services; Transfer
                                                  Agent and Dividend Disbursing Agent;
                                                  Distribution Plan (Investment
                                                  Shares).
Item 17.  Brokerage Allocation..................  Brokerage Transactions.
Item 18.  Capital Stock and Other Securities....  Not applicable.
Item 19.  Purchase, Redemption and Pricing        Purchasing Shares; Redeeming Shares;
          of Securities Being Offered...........  Determining Net Asset Value.
Item 20.  Tax Status............................  Tax Status; The Fund's Tax Status;
                                                  Shareholders' Tax Status.
Item 21.  Underwriters..........................  Distribution Plan (Investment Shares).
Item 22.  Calculation of Performance Data.......  Yield; Effective Yield.
Item 23.  Financial Statements..................  Incorporated by reference to the
                                                  Annual Report to Shareholders of the
                                                  Fountain Square Funds dated July 31,
                                                  1997 (File No. 811-5669).

FOUNTAIN SQUARE GOVERNMENT
CASH RESERVES FUND

(A PORTFOLIO OF FOUNTAIN SQUARE FUNDS)

INVESTMENT SHARES

TRUST SHARES

PROSPECTUS

The Investment Shares and Trust Shares of Fountain Square Government Cash Reserves Fund (the "Fund") offered by this prospectus represent interests in a diversified portfolio of securities which is one of a series of investment portfolios in Fountain Square Funds (the "Trust"), an open-end management investment company (a mutual fund).

The Fund is a money market fund which invests in short-term U.S. government securities to achieve high current income consistent with stability of principal and liquidity. The Fund intends to limit its investments to those U.S. government securities whose interest is generally exempt from personal income tax in the various states if owned directly. Please see the "Tax Information" section of this prospectus.

This prospectus contains the information you should read and know before you invest in Investment Shares or Trust Shares of the Fund. Keep this prospectus for future reference.


The Fund has also filed a Combined Statement of Additional Information for Investment Shares and Trust Shares, dated September 30, 1997, with the Securities and Exchange Commission. The information contained in the Combined Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Combined Statement of Additional Information free of charge, obtain other information or make inquiries about the Fund by writing to the Fund or calling toll-free (888) 799-5353.


THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF FIFTH THIRD BANK, ARE NOT ENDORSED OR GUARANTEED BY FIFTH THIRD BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated September 30, 1997

TABLE OF CONTENTS



SUMMARY OF FUND EXPENSES ..........................................................   1

FINANCIAL HIGHLIGHTS--INVESTMENT SHARES ...........................................   3

FINANCIAL HIGHLIGHTS--TRUST SHARES ................................................   4

GENERAL INFORMATION ...............................................................   5

INVESTMENT INFORMATION ............................................................   5
        Investment Objective ......................................................   5
        Investment Policies .......................................................   5
                 Acceptable Investments ...........................................   5
                 When-Issued and Delayed Delivery Transactions ....................   6
                 Lending of Portfolio Securities ..................................   6
        Investment Limitations ....................................................   6

FOUNTAIN SQUARE FUNDS INFORMATION .................................................   6
        Management of the Trust ...................................................   6
                 Board of Trustees ................................................   6
                 Investment Advisor ...............................................   7
                         Advisory Fees ............................................   7
                         Advisor's Background .....................................   7
        Distribution of Shares of the Fund ........................................   7
                 Investment Shares Distribution Plan ..............................   7
                 Other Payments to Financial Institutions .........................   8
        Administration of the Fund  ...............................................   8
                 Administrative Services ..........................................   8
                 Custodian, Transfer Agent and Dividend Disbursing Agent ..........   8
                 Independent Auditors .............................................   8

NET ASSET VALUE ...................................................................   9

INVESTING IN THE FUND .............................................................   9
        Share Purchases ...........................................................   9
        Minimum Investment Required ...............................................   9
        What Shares Cost ..........................................................   9
        Certificates and Confirmations ............................................  10
        Dividends .................................................................  10
        Capital Gains .............................................................  10

EXCHANGES .........................................................................  10

REDEEMING SHARES ..................................................................  11
        By Telephone ..............................................................  11
        By Mail ...................................................................  11
        Receiving Payment .........................................................  12
        Accounts with Low Balances ................................................  12

SHAREHOLDER INFORMATION ...........................................................  12
        Voting Rights .............................................................  12
        Massachusetts Law .........................................................  13

EFFECT OF BANKING LAWS ............................................................  13

TAX INFORMATION ...................................................................  13
        Federal Income Tax ........................................................  13
        State and Local Taxes .....................................................  14


PERFORMANCE INFORMATION ...........................................................  14

PORTFOLIO OF INVESTMENTS ..........................................................  15

STATEMENT OF ASSETS AND LIABILITIES ...............................................  17

STATEMENT OF OPERATIONS ...........................................................  18

STATEMENT OF CHANGES IN NET ASSETS ................................................  19


NOTES TO FINANCIAL STATEMENTS .....................................................  20

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS .................................  23

ADDRESSES  ........................................................................  24

SUMMARY OF FUND EXPENSES


                               INVESTMENT SHARES
                        SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases (as a percentage of offering price) ...  None
Maximum Sales Load Imposed on Reinvested Dividends
(as a percentage of offering price) ...........................................  None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable) ...........................................  None
Redemption Fee (as a percentage of amount redeemed, if applicable) ............  None
Exchange Fee ..................................................................  None


                  ANNUAL INVESTMENT SHARES OPERATING EXPENSES

Management Fee (after waiver)(1) ..............................................  0.37%
12b-1 Fee (after waiver)(2) .................................................... 0.00%
Other Expenses (after waiver)(3) ..............................................  0.15%
Total Investment Shares Operating Expenses(4) .................................  0.52%


(1) The management fee has been reduced to reflect the voluntary waiver by the investment advisor. The advisor can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.

(2) The 12b-1 has been reduced to reflect the voluntary waiver by the distributor. The distributor can terminate this voluntary waiver at any time at its sole discretion. The maximum 12b-1 fee is 0.35%.

(3) Other expenses have been reduced to reflect the voluntary waiver of fees by the administrator.

(4) Total Investment Shares operating expenses would be 0.90% absent the voluntary waivers by the investment advisor, the distributor and the administrator.


                                  TRUST SHARES
                        SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases (as a percentage of offering price) ...  None
Maximum Sales Load Imposed on Reinvested Dividends
(as a percentage of offering price) ...........................................  None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable) ...........................................  None
Redemption Fee (as a percentage of amount redeemed, if applicable) ............  None
Exchange Fee ..................................................................  None


                     ANNUAL TRUST SHARES OPERATING EXPENSES
                    (As a percentage of average net assets)

Management Fee (after waiver)(1) ..............................................  0.37%
12b-1 Fee .....................................................................  None
Total Other Expenses (after waiver)(2) ........................................  0.15%
Total Trust Shares Operating Expenses(3) ......................................  0.52%


(1) The management fee has been reduced to reflect the voluntary waiver by the investment advisor. The advisor can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.

(2) Other expenses have been reduced to reflect the voluntary waiver of fees by the administrator.

(3) Total Trust Shares operating expenses would be 0.55% absent the voluntary waivers by the investment advisor and the administrator.

     THE PURPOSE OF THE EXPENSE TABLES IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF INVESTMENT SHARES OR TRUST SHARES WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FOUNTAIN SQUARE FUNDS INFORMATION," "INVESTING IN INVESTMENT SHARES" AND "INVESTING IN TRUST SHARES." Wire-transferred redemptions of less than $10,000 may be subject to additional fees.


EXAMPLE               1 year  3 years  5 years  10 years
-------               ------  -------  -------  --------
You would pay the
following expenses
on a $1,000
investment in
Investment Shares
or Trust Shares,
assuming (1) 5%
annual return and
(2) redemption at
the end of each
time period.  The
Fund charges no
redemption fees for
Investment Shares
or Trust Shares.....      $5      $16      $28       $63

     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FOUNTAIN SQUARE GOVERNMENT CASH RESERVES FUND
FINANCIAL HIGHLIGHTS--INVESTMENT SHARES


(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 25.



                                                         YEAR ENDED JULY 31,
                                         ---------------------------------------------------
                                          1997     1996     1995     1994     1993     1992*
                                          ----     ----     ----     ----     ----     -----
Net asset value, beginning of period     $1.00    $1.00    $1.00    $1.00    $1.00     $1.00
                                         -----    -----    -----    -----    -----     -----
Income from investment operations
  Net investment income                   0.05     0.05     0.05     0.03     0.03      0.03
                                         -----    -----    -----    -----    -----     -----
Less distributions
  Dividends to shareholders from net
  investment income                       0.05    (0.05)   (0.05)   (0.03)   (0.03)    (0.03)
                                         -----    -----    -----    -----    -----     -----
Net asset value, end of period           $1.00    $1.00    $1.00    $1.00    $1.00     $1.00
                                         =====    =====    =====    =====    =====     =====
Total return                             5.00%    5.11%    5.22%    3.03%    2.76%     2.61%(c)
Ratios to Average Net Assets
  Expenses                               0.51%    0.51%    0.50%    0.50%    0.50%     0.50%(b)
  Net investment income                  4.90%    4.97%    5.17%    2.96%    3.22%     3.68%(b)
  Expense waiver/reimbursement(a)        0.44%    0.42%    0.45%    0.48%    0.50%     0.50%(b)
Supplemental Data
Net assets, ends of period (000
  omitted)                            $110,578  $68,884  $45,726  $11,073  $10,923    $8,726


*Reflects operations for the period from November 25, 1991 (date of initial public investment) to July 31, 1992.

(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(b) Annualized.

(c) Not annualized.

(See Notes which are an integral part of the Financial Statements)

FOUNTAIN SQUARE GOVERNMENT CASH RESERVES FUND
FINANCIAL HIGHLIGHTS TRUST SHARES


(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 25.


                                                         YEAR ENDED JULY 31,
                                      --------------------------------------------------------
                                          1997      1996      1995      1994     1993     1992
                                      ---------  --------  -------  --------  -------  -------
Net asset value, beginning of period     $1.00     $1.00     $1.00     $1.00    $1.00    $1.00
------------------------------------  --------  --------  --------  --------  -------  -------
Income from investment operations
 Net investment income                    0.05      0.05      0.05      0.03     0.03     0.04
                                      --------  --------  --------  --------  -------  -------
Less distributions
Dividends to shareholders from net
 investment income                       (0.05)    (0.05)    (0.05)    (0.03)   (0.03)   (0.04)
Net asset value, end of period           $1.00     $1.00     $1.00     $1.00    $1.00    $1.00
                                      ========  ========  ========  ========  =======  =======
Total return**                           5.01%     5.11%     5.22%     3.03%    2.76%    4.19%
Ratios to Average Net Assets
 Expenses                                0.51%     0.50%     0.50%     0.50%    0.50%    0.50%
Net investment income                    4.90%     4.99%     5.17%     3.01%    3.22%    4.14%
Expense waiver/reimbursement(a)          0.09%     0.07%     0.20%     0.13%    0.15%    0.15%
Supplemental Data
 Net assets, ends of period (000
 omitted)                             $162,543  $132,326  $129,603  $106,632  $92,993  $82,888


(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees ("Trustees") have established two classes of shares of the Fund, known as Trust Shares and Investment Shares. This prospectus relates to both classes of shares of the Fund.

Investment Shares and Trust Shares (the "Shares") are intended to provide a convenient means of accumulating an interest in a professionally managed, diversified portfolio limited to U.S. government obligations. Trust Shares are designed for investors who are fiduciary or agency clients of financial institutions. Investment Shares are designed for investors who are not fiduciary or agency clients of financial institutions. In both cases, a minimum initial investment of One Thousand Dollars ($1,000.00) is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION


INVESTMENT OBJECTIVE

The investment objective of the Fund is high current income consistent with stability of principal and liquidity. This investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of short-term U.S. government securities maturing in 13 months or less. The average maturity of U.S. government securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.

The Fund intends to limit its investments to those U.S. government securities whose interest is generally exempt from personal income tax in the various states if owned directly. However, from time to time, the Fund may also invest in other U.S. government securities if the advisor deems it advantageous to do so. Please see the "Tax Information" section of this prospectus.

ACCEPTABLE INVESTMENTS. The U.S. government securities in which the Fund invests are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to:

o direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds; and
o notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as the: Farm Credit Banks Federal Home
     Loan Banks; and Student Loan Marketing Association.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U S. government will provide financial support to other agencies or instrumentalities since it is not obligated to do so. These agencies and instrumentalities are supported by:

o the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;
o discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or
o    the credit of the agency or instrumentality.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase U.S. government securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the Fund's advisor deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Advisor has determined are creditworthy under guidelines established by the Fund's Trustees and will receive collateral at all times equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of its total assets to secure such borrowings.

The above investment limitation cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not commit more than 10% of its net assets to illiquid obligations.

FOUNTAIN SQUARE FUNDS INFORMATION


MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.

INVESTMENT ADVISOR. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by The Fifth Third Bank, the Fund's investment advisor (the "Advisor"), subject to direction by the Trustees. The Advisor continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

      ADVISORY FEES. The Advisor receives an annual investment advisory fee equal to 0.40 of 1% of the Fund's average daily net assets. The Advisor has undertaken to waive up to the amount of the advisory fee, for operating expenses in excess of limitations established by certain states. The Advisor may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.


      ADVISOR'S BACKGROUND. Fifth Third Bank, an Ohio state chartered bank, is a wholly-owned subsidiary of Fifth Third Bancorp, a bank holding company organized under the laws of Ohio. Fifth Third Bank is a commercial bank offering a wide range of banking services to its customers. As of July 31, 1997, Fifth Third Bank and its affiliates managed assets in excess of $11.1 billion on a discretionary basis and provided custody services for additional assets in excess of $108.3 billion. Fifth Third Bank has managed mutual funds since 1988.

      Fifth Third Bank has managed pools of commingled funds since 1953. Currently, the Trust and Investment Division manages 6 such pools with total assets of over $509.7 million.

      As part of their regular banking operations, Fifth Third Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of Fifth Third Bank. The lending relationship will not be a factor in the selection of securities.


DISTRIBUTION OF SHARES OF THE FUND

BISYS Fund Services L.P. serves as the distributor for the Trust. BISYS Fund Services L.P. is wholly-owned by BISYS Group, Inc., 150 Clove Road, Little Falls, NJ 07424, a publicly owned company engaged in information processing and record keeping services to and through banking and other financial organizations.

INVESTMENT SHARES DISTRIBUTION PLAN. Pursuant to the provisions of a distribution plan adopted in accordance with Rule 12b-1 (the "Plan") under the Investment Company Act of 1940, the Fund will pay to the distributor an amount computed at an annual rate of up to 0.35% of the average daily net asset value of the Investment Shares to finance any activity which is principally intended to result in the sale of Investment Shares subject to the Plan. No such plan has been adopted relating to the sale of Trust Shares.

The distributor may from time to time and for such periods as it deems appropriate, voluntarily reduce its compensation under the Plan to the extent the expenses attributable to the Investment Shares exceed such lower expense limitation as the distributor may, by notice to the Trust, voluntarily declare to be effective.

The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisors, and broker/dealers to provide sales and/or administrative services as agents for their clients or customers who beneficially own Investment Shares. Administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Fund; assisting clients in changing dividend options; account designations, and addresses; and providing such other services as the Fund reasonably requests.

Financial institutions will receive fees from the distributor based upon Investment Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the distributor.

OTHER PAYMENTS TO FINANCIAL INSTITUTIONS. The distributor, the Advisor, or their affiliates may also offer to pay a fee from their own assets to financial institutions as financial assistance for providing substantial marketing and sales support. The support may include initiating customer accounts, providing sales literature, or participating in sales, educational and training seminars (including those held at recreational facilities). Such assistance will be predicated upon the amount of shares the financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Advisor or its affiliates.

The Glass-Steagall Act limits the ability of a depository institution (such as a commercial bank or a savings and loan association) to become an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the administrative services.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. BISYS Fund Services L.P. serves as the administrator. The administrator generally assists in all aspects of the Trust's administration and operation including providing the Fund with certain administrative personnel and services necessary to operate the Fund, such as legal and accounting services. BISYS Fund Services L.P. provides these at an annual rate as specified below:


     MAXIMUM                  AVERAGE AGGREGATE DAILY
ADMINISTRATIVE FEE            NET ASSETS OF THE TRUST
------------------            -----------------------
             0.20%            of the first $1 billion
             0.18%            of the next $1 billion
             0.17%            in excess of $2 billion


The administrator may periodically waive all or a portion of its administrative fee which will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

Pursuant to a separate agreement with BISYS Fund Services L.P., Fifth Third Bank performs sub-administrative services on behalf of the Fund including providing certain administrative personnel and services necessary to operate the Fund for which it receives a fee from BISYS Fund Services L.P. computed daily and paid periodically calculated at an annual rate of 0.025% of average daily net assets.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Fifth Third Bank, Cincinnati, Ohio, is custodian for the securities and cash of the Fund, transfer agent for the Shares of the Fund, and dividend disbursing agent for the Fund.

INDEPENDENT AUDITORS. The independent auditors for the Fund are Ernst & Young LLP, Cincinnati, Ohio.

NET ASSET VALUE


The Fund attempts to stabilize the net asset value of Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per Share for each class of Shares is determined by adding the interest of the applicable class of Shares in the value of all securities and other assets of the Fund, subtracting the interest of those Shares in liabilities of the Fund and those attributable to such Shares, and dividing the remainder by the total number of Shares in the class outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per Share.

INVESTING IN THE FUND


SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open for business. In connection with the sale of Investment Shares or Trust Shares, the distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. Purchases of Fund Shares may not be available for investors in all states.

Shares of the Funds may be purchased either through a financial institution (such as a bank or broker-dealer that has a sales agreement with the distributor) or by wire or check directed to the Fund. Investors may contact the Fund toll-free at (888) 799-5353.

Payment for Share purchases may be made to the Fund either by check or federal funds. Orders are considered received after payment by check is converted into federal funds and received by the custodian. This is normally the next business day after the Fund receives the check. When payment is made with federal funds, the order is considered received when federal funds are received by the custodian. Federal funds should be wired to the Fund as follows: ABA No. 042 000 314 Fifth Third Cincinnati; Attention: Fountain Square Funds Department; For Credit to: (shareholder name and account number); For Further Credit to: Fountain Square Government Cash Reserves Fund-Investment Shares or Fountain Square Government Cash Reserves Fund-Trust Shares, as the case may be. Investors not purchasing directly from the Fund should consult their financial institution for wiring instructions.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in Shares is $1,000. Subsequent investments must be in amounts of at least $50. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fountain Square Funds.

The minimum investment requirements do not apply with respect to accounts that have been established to automatically invest cash accumulations in the Fund. Investors participating in such arrangements may be charged separate fees by the financial institution that provides this service, and should read this prospectus along with their financial institution's agreement or other literature relating to this service.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. The Fund does not impose a sales charge.

The net asset value is determined at 4:00 p.m. (Eastern time), Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day, and Christmas Day.

CERTIFICATES AND CONFIRMATIONS

The transfer agent for the Fund maintains a share account for each shareholder of record. Share certificates are not issued.

Detailed statements that include account balances, information on each purchase or redemption, and a report of dividends paid during the month are sent to each shareholder monthly and will serve as confirmations of all transactions in the shareholder's account for the statement period.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends will be reinvested on payment dates in additional Shares unless cash payments are requested by writing to the Fund. Share purchase orders received by the Fund before 11:00 a.m. (Eastern time) earn dividends that day.

CAPITAL GAINS

If the Fund experiences capital gains, it could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

EXCHANGES


A shareholder may exchange Investment Shares of the Fund for Investment Shares of any of the other funds in the Trust by calling the Fund, toll-free at (888) 799-5353 or by sending a written request to the Fund. Telephone exchange instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Shares of Funds with a sales charge may be exchanged at net asset value for shares of other Funds with an equal sales charge or no sales charge. Shares of Funds with no sales charge acquired by direct purchase or reinvestment of dividends on such shares may be exchanged for shares of Funds with a sales charge at net asset value plus the applicable sales charge. When exchanging into and out of Shares of the Funds in the Trust, shareholders who have paid a sales load once upon purchasing Shares of any Fund will not have to pay a sales load again on an exchange.


Orders for exchanges of shares of money market funds must be received by 11:00 a.m. (Eastern time). Orders for exchanges of the U.S. Government Securities Fund, Quality Bond Fund, Ohio Tax Free Bond Fund, Quality Growth Fund, Mid Cap Fund, Balanced Fund, International Equity Fund, Equity Income Fund, Bond Fund For Income, and Municipal Bond Fund must be received by 2:30 p.m. (Eastern time). Orders for exchanges are taken on any day that the Funds are open for business. Orders which are received prior to the cut-off times listed above will be executed as of the close of business that day. Orders received after the respective cut-off times will be executed at the close of the next business day.

An excessive number of exchanges may be disadvantageous to the Trust. Therefore the Trust, in addition to its right to reject any exchange, reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination.

An exchange order must comply with the requirements for a redemption and must specify the dollar value or number of shares to be exchanged. Exchanges are subject to the minimum initial investment requirement of the Fund being acquired. An exchange constitutes a sale for federal income tax purposes.

The exchange privilege is only available in states where shares of the Fund being acquired may legally be sold. Before the exchange, a shareholder must receive a prospectus of the Fund for which the exchange is being made.

REDEEMING SHARES


The Fund redeems Shares at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Telephone or written requests for redemption must be received in proper form.

BY TELEPHONE

Shares may be redeemed in any amount by calling the Fund, provided the Fund has received a properly completed authorization form. Proceeds will be mailed in the form of a check to the shareholder's address of record or by wire transfer to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redeemed Shares purchased by check or through ACH will not be wired until that method of payment has cleared. Telephone instructions will be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

For calls received by Fifth Third Securities before 11:00 a.m. (Eastern time), a check will be sent to the address of record. Those Shares will not be entitled to the dividend declared that day. For calls received after 11:00 a.m. (Eastern time), proceeds will normally be disbursed the following business day. Those Shares will be entitled to the dividend declared on the day the redemption request was received. In no event will proceeds be disbursed more than seven days after a proper request for redemption has been received. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Fund to accept telephone requests must be completed. Authorization forms and information on this service are available from the Fund.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered.

BY MAIL

A shareholder may redeem Shares by sending a written request to Fifth Third Bank, Fountain Square Redemptions, M.D. 1090EC, 38 Fountain Square Plaza, Cincinnati, Ohio 45263.

The written request should include the shareholder's name, the Fund name and class of shares, the account number, and the share or dollar amount requested. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request. Shareholders should call the Fund for assistance in redeeming by mail.

Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

o a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

o    a member of the New York, American, Boston, Midwest, or Pacific Stock
     Exchange;

o a savings and loan association or a savings bank whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

o any other "eligible guarantor institution," as defined by the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

RECEIVING PAYMENT

Normally, a check for the proceeds is mailed to the shareholder within three business days, but in no event more than seven days, after receipt of a proper written redemption request, provided the Fund or its agents have received payment for shares from the distributor.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any a:count and pay the proceeds to the shareholder if, due to shareholder redemptions, the account balance falls below the required minimum value of $1,000.

Before redeeming Shares to close an account, the Fund will notify the shareholder in writing and allow the shareholder 30 days to purchase additional Shares to meet the minimum requirement.

SHAREHOLDER INFORMATION



VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each Fund in the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only shares of that Fund or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or the Fund's operation and for the election of Trustees under certain circumstances. As of September 15, 1997, Fifth Third Bank may for certain purposes be deemed to control the Funds because it is owner of record of certain shares of the Funds.

Trustees may be removed by a two-thirds vote of the number of Trustees prior to such removal or by a two-thirds vote of the shareholders at a special meeting. The Trustees shall call a special meeting of shareholders upon the written request of shareholders owning at least 10% of the Trust's outstanding shares of all series entitled to vote.

MASSACHUSETTS LAW

Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust on behalf of the Fund. To protect shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders of the Fund for such acts or obligations of the Trust. These documents require inclusion of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign on behalf of the Fund.

In the unlikely event a shareholder of the Fund is held personally liable for the Trust's obligations on behalf of the Fund, the Trust is required by the Declaration of Trust to use the property of the Fund to protect or to compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder of the Fund for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust cannot meet its obligations to indemnify shareholders and to pay judgments against them from the assets of the Fund.

EFFECT OF BANKING LAWS


The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment advisor, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customer. The Fund's investment advisor, Fifth Third Bank, is subject to such banking laws and regulations.

Fifth Third Bank believes that it may perform the investment advisory services for the Fund contemplated by its advisory agreement with the Trust without violating the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent Fifth Third Bank from continuing to perform all or a part of the above services for its customers and/or the Fund. In such event, changes in the operation of the Fund may occur, including the possible alteration or termination of any automatic or other Fund share investment and redemption services then being provided by Fifth Third Bank, and the Trustees would consider alternative investment advisors and other means of continuing available investment services. It is not expected that Fund shareholders would suffer any adverse financial consequences (if another advisor with equivalent abilities to Fifth Third Bank is found) as a result of any of these occurrences.

TAX INFORMATION


FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios, if any, will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

The Fund intends to limit its investments to U.S. government securities paying interest which, if owned directly by shareholders of the Fund, would generally be exempt from state personal income tax. However, from time to time, the Fund may also invest in other U.S. government securities if the Advisor deems it advantageous to do so. Moreover, under the laws of some states, the net investment income generally distributed by the Fund may be taxable to shareholders. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION


From time to time, the Fund advertises its yield and effective yield for Investment Shares and Trust Shares. The yield of Investment Shares or Trust Shares represents the annualized rate of income earned on an investment in those Shares over a seven-day period. It is the annualized dividends earned during the period on the investment, shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but, when annualized, the income earned by an investment in Investment Shares or Trust Shares is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Advertisements and other sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in Investment Shares or Trust Shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

Yield and effective yield will be calculated separately for Investment Shares and Trust Shares. Because Investment Shares are subject to 12b-1 fees, the yield and effective yield of Trust Shares, for the same period, will exceed that of Investment Shares.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

FOUNTAIN SQUARE GOVERNMENT CASH RESERVES FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 1997



  Principal                                                                    Amortized
    Amount      Security Description                                              Cost
  ---------     --------------------                                           ---------
U.S. GOVERNMENT AGENCIES (100.3%)
                FEDERAL FARM CREDIT BANK (27.9%)
                                                                               $  7,000,000
     7,000,000  5.55%, 8/1/97                                                     4,996,933
     5,000,000  Discount Note, 8/5/97                                             5,988,701
     6,000,000  Discount Note, 8/14/97                                            6,982,976
     7,000,000  Discount Note, 8/18/97                                            3,988,000
     4,000,000  Discount Note, 8/21/97                                            5,978,160
     6,000,000  Discount Note, 8/25/97                                            7,969,666
     8,000,000  Discount Note, 8/26/97                                            5,976,340
     6,000,000  Discount Note, 8/27/97                                            5,855,833
     5,880,000  Discount Note, 8/28/97                                            5,760,633
     5,800,000  Discount Note, 9/15/97                                            4,952,471
     5,000,000  Discount Note, 10/1/97                                            4,953,100
     5,000,000  Discount Note, 10/3/97                                            5,913,867
     6,000,000  Discount Note, 11/4/97                                         ------------
                Total                                                            76,316,680
                                                                               ------------
                FEDERAL HOME LOAN BANK (51.7%)
                                                                                 11,416,463
    11,425,000  Discount Note, 8/6/97                                             7,992,620
     8,000,000  Discount Note, 8/7/97                                             9,989,461
    10,000,000  Discount Note, 8/8/97                                             6,971,388
     7,000,000  Discount Note, 8/28/97                                            4,999,802
     5,000,000  Floating Rate Note, 5.49%, 8/28/97**                             13,929,178
    14,000,000  Discount Note, 9/3/97                                             5,961,150
     6,000,000  Discount Note, 9/12/97                                            5,956,600
     6,000,000  Discount Note, 9/18/97                                            5,948,758
     6,000,000  Discount Note, 9/25/97                                            7,932,551
     8,000,000  Discount Note, 9/26/97                                           13,576,473
    13,700,000  Discount Note, 9/30/97                                            7,921,240
     8,000,000  Discount Note, 10/6/97                                            7,918,929
     8,000,000  Discount Note, 10/8/97                                            7,916,778
     8,000,000  Discount Note, 10/10/97                                          12,837,472
    13,000,000  Discount Note, 10/24/97                                           3,946,798
     4,000,000  Discount Note, 10/29/97                                           5,861,680
     6,000,000  Discount Note, 12/31/97                                        ------------
                Total                                                           141,077,341
                                                                               ------------

  Principal                                                                      Amortized
   Amount      Security Description                                                Cost
  ---------    --------------------                                            ------------
STUDENT LOAN MARKETING ASSOCIATION (11.6%)
                                                                                  5,000,000
     5,000,000  Floating Rate Note, 5.44%, 8/21/97**                              7,886,678
     8,000,000  Discount Note, 9/22/97                                           18,900,000
    18,900,000  Master Note, 5.46%, 7/1/00*                                    ------------
                Total                                                            31,786,678
                                                                               ------------
TENNESSEE VALLEY AUTHORITY (9.1%)
                                                                                  7,974,567
     8,000,000  Discount Note, 8/22/97                                            9,938,158
    10,000,000  Discount Note, 9/11/97                                            6,915,895
     7,000,000  Discount Note, 10/2/97                                         ------------
                Total                                                            24,828,620
                                                                               ------------
                TOTAL U.S. GOVERNMENT AGENCIES                                  274,009,319
                                                                               ------------
                TOTAL INVESTMENTS (AMORTIZED COST $274,009,319)*** (100.3%)     274,009,319
                LIABILITIES IN EXCESS OF OTHER ASSETS (0.3%)                       (887,939)
                                                                               ------------
                TOTAL NET ASSETS (100.0%)                                      $273,121,380
                                                                               ============

Percentages indicated are based on net assets of $273,121,380.

*Current rate shown.

**Current rate and next demand date shown.

***Also represents cost for federal tax purposes.



(See Notes which are an integral part of the Financial Statements)

FOUNTAIN SQUARE GOVERNMENT CASH RESERVES FUND
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1997



ASSETS:
Investments in securities, at value (Amortized cost $274,009,319)  $274,009,319
                                                                   ------------
Cash                                                                      9,732
Interest receivable                                                     408,000
Prepaid expenses and other assets                                           416
                                                                   ------------
 Total Assets                                                       274,427,467
                                                                   ------------

LIABILITIES:
Dividends payable                                                     1,140,549
Accrued expenses and other payables:
        Investment advisory fees                                         81,879
        Administration fees                                              19,297
        Accounting and transfer agent fees                                8,010
        Custodian fees                                                    2,276
        Legal and audit fees                                              8,328
        Printing                                                         17,302
        Registration and Filing                                          22,303
        Other                                                             6,143
                                                                   ------------
          Total Liabilities                                           1,306,087
                                                                   ------------

NET ASSETS:
Paid-in capital                                                     273,120,811
Accumulated net realized gains on investment transactions                   569
                                                                   ------------
        Net Assets                                                 $273,121,380
                                                                   ============

Net Assets
        Trust Shares                                               $162,542,701
        Investment Shares                                           110,578,679
                                                                   ------------
        Total                                                      $273,121,380
                                                                   ============

Outstanding units of beneficial interest (shares)
        Trust Shares                                                162,542,539
        Investment Shares                                           110,578,267
                                                                   ------------
        Total                                                       273,120,806
                                                                   ============

Net asset value
        Offering and redemption price per share-Trust Shares              $1.00
                                                                   ============
        Offering and redemption price per share-Investment Shares         $1.00
                                                                   ============



(See Notes which are an integral part of the Financial Statements)

FOUNTAIN SQUARE GOVERNMENT CASH RESERVES FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 1997



     INVESTMENT INCOME:
     Interest income                                           $13,334,084
                                                               -----------
      Total Income                                              13,334,084

     EXPENSES:
     Investment advisory fees                                     $985,974
     Administrative fees                                           301,449
     Distribution fees - Investment Shares                         338,716
     Portfolio accounting fees                                      53,808
     Transfer and dividend disbursing agent fees and expenses       16,150
     Directors' Trustees' fees                                       3,753
     Audit fees                                                     11,000
     Custodian                                                      14,714
     Legal fees                                                      8,417
     Fund share registration costs                                  41,612
     Printing and postage expense                                   30,447
     Insurance expense                                               5,517
     Other                                                           1,195
                                                               -----------
      Total expenses                                             1,812,752

      Less expenses voluntarily reduced                           (558,240)
                                                               -----------
      Net Expenses                                               1,254,512
                                                               -----------
     Net Investment Income                                      12,079,572
                                                               -----------

     REALIZED GAINS (LOSSES) FROM INVESTMENTS:
     Net realized gains (losses) from investment transactions          569
                                                               -----------
      Change in net assets resulting from operations           $12,080,141
                                                               ===========




(See Notes which are an integral part of the Financial Statements)

FOUNTAIN SQUARE GOVERNMENT CASH RESERVES FUND
STATEMENT OF CHANGES IN NET ASSETS



                                                                         Year Ended July 31,
                                                                    ----------------------------
                                                                         1997           1996
                                                                    -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS--
Net investment income                                                 $12,079,572     $9,453,339
Net realized gains (losses) on investment transactions                        569             --
                                                                    -------------  -------------
 Change in net assets resulting from operations                        12,080,141      9,453,339
                                                                    -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS--
Dividends to shareholders from net investment income:
 Trust Shares                                                          (7,338,297)    (6,408,695)
 Investment Shares                                                     (4,741,275)    (3,044,644)
                                                                    -------------  -------------
  Change in net assets from distributions to shareholders             (12,079,572)    (9,453,339)
                                                                    -------------  -------------
FUND SHARE (PRINCIPAL) TRANSACTIONS--
Proceeds from sale of shares                                          390,115,033    295,250,564
Cost of shares redeemed                                              (318,164,002)  (269,409,604)
                                                                    -------------  -------------
 Change in net assets from Fund share transactions                     71,951,031     25,840,960
                                                                    -------------  -------------
  Change in net assets                                                 71,951,600     25,840,960
NET ASSETS:
Beginning of period                                                   201,169,780    175,328,820
                                                                    -------------  -------------
End of period                                                        $273,121,380   $201,169,780
                                                                    =============  =============
(See Notes which are an integral part of the Financial Statements)

FOUNTAIN SQUARE GOVERNMENT CASH RESERVES FUND
NOTES TO FINANCIAL STATEMENTS
JULY 31, 1997


(1) ORGANIZATION

Fountain Square Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. At July 31, 1997, the Trust consisted of thirteen separate investment portfolios. The accompanying financial statements and notes relate only to the Fountain Square Government Cash Reserves Fund ("the "Fund").


The investment objective of the Fund is to achieve high current income consistent with stability of principal and liquidity. The Fund pursues its objective by investing in short-term U.S. government securities maturing in 13 months or less.

The Fund offers two classes of shares: Trust Shares and Investment Shares. Each class of shares has identical rights and privileges except with respect to distribution (12b-1) fees paid by the Investment Shares, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. SECURITIES VALUATIONS--Investments of the Fund are valued at either amortized cost, which approximates market value, or at original cost, which combined with accrued interest approximates market value. Under the amortized cost method,discount or premium is amortized on a constant basis to the maturity of the security. Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. In addition, the Fund may not (a) purchase any instruments with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.


B. REPURCHASE AGREEMENTS--The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's Advisor to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). It is the policy of the Fund to require the custodian or sub-custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

C. SECURITIES TRANSACTIONS AND RELATED INCOME--Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

D. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement date.

E. DIVIDENDS TO SHAREHOLDERS--Dividends from net investment income are declared daily and paid monthly and distributable net realized gains, if any, are declared and distributed at least annually. Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carry forwards and deferrals of certain losses.

F. FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal income tax is necessary.


(3) SHARES OF BENEFICIAL INTEREST

Transactions in Fund shares were as follows:

TRUST SHARES


                             Year           Year
                             Ended          Ended
                            7/31/97        7/31/96
                         -------------  -------------
Shares sold               263,396,399     189,014,068
Shares redeemed          (233,179,851)   (186,291,291)
                         -------------  -------------
Net change resulting
Fund share transactions    30,216,548       2,722,777
                         =============  =============

INVESTMENT SHARES

                             Year            Year
                            Ended           Ended
                           7/31/97         7/31/96
                         ------------    ------------
Shares sold               126,718,634     106,236,496
Shares redeemed           (84,984,156)    (83,118,313)
                         ------------    ------------
Net change resulting
Fund share transactions    41,734,478      23,118,183
                         ============    ============

(4)  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Fifth Third Bank, the Fund's investment advisor (the "Advisor"), receives for its services an annual investment advisory fee of 0.40% which is based on a percentage of the Fund's average daily net assets.


The Advisor may voluntarily choose to waive a portion of its fee and reimburse certain operating expenses of the Fund. The Advisor can modify or terminate this voluntary waiver and reimbursement at any time at its sole discretion.
For the year ended July 31, 1997, the Advisor waived $135,083 in advisory fees.

ADMINISTRATIVE FEE--Effective December 1, 1995, BISYS Fund Services ("BISYS") became the Trust's administrator. The administrator generally assists in all aspects of the Trust's administration and operation including providing the Fund with certain administrative personnel and services necessary to operate the Fund. Also effective December 1, 1995, pursuant to a separate agreement with BISYS, Fifth Third Bank performs sub-administrative services on behalf of the Fund, for which it receives a fee from BISYS computed daily as a percentage of the daily net assets of the Fund. Under the terms of the administration agreement, BISYS' fees are computed daily as a percentage of the average net assets of the Trust for the period. Administrative fees are computed at 0.20% of first $1 billion of net assets of the Trust, 0.18% of net assets of the Trust between $1 billion and $2 billion, and 0.17% of more than $2 billion of net assets of the Trust. For the year ended July 31, 1997, BISYS waived $84,441 in administrative fees.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Effective December 1, 1995 BISYS serves as the Trust's principal distributor. Under the terms of the Plan, the Fund will compensate the principal distributor from the net assets of the Fund's Investment Shares to finance activities intended to result in the sales of the Fund's Investment Shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Investment Shares, annually, to compensate the distributor. The distributor may voluntarily choose to waive all or a portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 1997, the distributor waived $338,716 in distribution fees.

TRANSFER AND DIVIDEND DISBURSING AGENT, ACCOUNTING AND CUSTODY FEES--Fifth Third Bank serves as transfer and dividend disbursing agent for the Funds for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses. For the year ended July
31, 1997, Fifth Third Bank received transfer and dividend disbursing agent fees of $3,735.

Fifth Third Bank is the Fund's custodian and portfolio accountant for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses. For the year ended July 31, 1997, Fifth Third received fees of $14,714 and $53,808 for custodian and portfolio accounting services, respectively.


Certain of the Officers and Trustees of the Trust are Officers and Trustees of the above companies.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


To the Board of Trustees and Shareholders of FOUNTAIN SQUARE FUNDS:


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Fountain Square Government Cash Reserves Fund (one of the portfolios comprising Fountain Square Funds), as of July 31, 1997, and the related statement of operations for the year then ended, and statement of changes in net assets and financial highlights for the periods presented therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1997, by correspondence with the custodian and brokers.
An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fountain Square Government Cash Reserves Fund at July 31, 1997, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for the periods presented therein in conformity with generally accepted accounting principles.


                                       ERNST & YOUNG LLP


Cincinnati, Ohio
September 12, 1997

ADDRESSES



Fountain Square Government Cash Reserves Fund  Fountain Square Funds
Investment Shares or Trust Shares              c/o Fifth Third Bank
                                               38 Fountain Square Plaza
                                               Cincinnati, Ohio  45263

Investment Advisor
               Fifth Third Bank                38 Fountain Square Plaza
                                               Cincinnati, Ohio  45263

Custodian, Transfer Agent, Dividend Disbursing Agent, and Sub-Administrator
               Fifth Third Bank                38 Fountain Square Plaza
                                               Cincinnati, Ohio  45263

Distributor and Administrator
               BISYS Fund Services L.P.        3435 Stelzer Road
                                               Columbus, Ohio 43219

Independent Auditors
               Ernst & Young LLP               1300 Chiquita Center
                                               250 East Fifth Street
                                               Cincinnati, Ohio 45202

FOUNTAIN SQUARE COMMERCIAL PAPER FUND

(A PORTFOLIO OF FOUNTAIN SQUARE FUNDS)

INVESTMENT SHARES

TRUST SHARES

PROSPECTUS

The Investment Shares and Trust Shares of Fountain Square Commercial Paper Fund (the "Fund") offered by this prospectus represent interests in a diversified portfolio of securities which is one of a series of investment portfolios in Fountain Square Funds (the "Trust"), an open-end management investment company (a mutual fund).

The Fund is a money market fund which invests in money market instruments, consisting primarily of commercial paper, to achieve current income consistent with stability of principal.

This prospectus contains the information you should read and know before you invest in Investment Shares or Trust Shares of the Fund. Keep this prospectus for future reference.


The Fund has also filed a Combined Statement of Additional Information for Trust Shares and Investment Shares, dated September 30, 1997, with the Securities and Exchange Commission. The information contained in the Combined Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Combined Statement of Additional Information free of charge, obtain other information or make inquiries about the Fund by writing to the Fund or calling toll-free (888) 799-5353.


THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF FIFTH THIRD BANK, ARE NOT ENDORSED OR GUARANTEED BY FIFTH THIRD BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.





Prospectus dated September 30, 1997

TABLE OF CONTENTS



SUMMARY OF FUND EXPENSES ..............................................  1

FINANCIAL HIGHLIGHTS--INVESTMENT SHARES ...............................  3

FINANCIAL HIGHLIGHTS--TRUST SHARES ....................................  4

GENERAL INFORMATION ...................................................  5

INVESTMENT INFORMATION ................................................  5
       Investment Objective ...........................................  5
       Investment Policies ............................................  5
              Acceptable Investments ..................................  5
              Variable Rate Demand Notes ..............................  6
                     Bank Instruments .................................  6
              Short-Term Credit Facilities ............................  6
              Ratings .................................................  7
              Credit Enhancement ......................................  7
              Demand Features .........................................  7
              Repurchase Agreements ...................................  7
              When-Issued and Delayed Delivery Transactions ...........  7
              Concentration of Investments ............................  7
              Lending of Portfolio Securities. ........................  7
       Investment Limitations .........................................  8
       Regulatory Compliance ..........................................  8

FOUNTAIN SQUARE FUNDS INFORMATION .....................................  8
       Management of the Trust ........................................  8
              Board of Trustees .......................................  8
              Investment Advisor ......................................  8
                     Advisory Fees ....................................  9
                     Advisor's Background .............................  9
       Distribution of Shares of the Fund .............................  9
              Investment Shares Distribution Plan .....................  9
              Other Payments to Financial Institutions ................ 10
       Administration of the Fund ..................................... 10
              Administrative Services ................................. 10
       Custodian, Transfer Agent and Dividend Disbursing Agent ........ 10
              Independent Auditors .................................... 10



NET ASSET VALUE ....................................................... 11

INVESTING IN THE FUND ................................................. 11
       Share Purchases ................................................ 11
       Minimum Investment Required .................................... 11
       What Shares Cost ............................................... 11
       Certificates and Confirmations ................................. 12
       Dividends ...................................................... 12
       Capital Gains .................................................. 12

EXCHANGES ............................................................. 12

REDEEMING SHARES ...................................................... 13
       By Telephone ................................................... 13
       By Mail ........................................................ 13
       Receiving Payment .............................................. 14
       Accounts with Low Balances ..................................... 14

SHAREHOLDER INFORMATION ............................................... 14
       Voting Rights .................................................. 14
       Massachusetts Law .............................................. 15

EFFECT OF BANKING LAWS ................................................ 15

TAX INFORMATION ....................................................... 15
       Federal Income Tax ............................................. 15

PERFORMANCE INFORMATION ............................................... 16

PORTFOLIO OF INVESTMENTS .............................................. 17

STATEMENT OF ASSETS AND LIABILITIES ................................... 20

STATEMENT OF OPERATIONS ............................................... 21

STATEMENT OF CHANGES IN NET ASSETS .................................... 22

NOTES TO FINANCIAL STATEMENTS ......................................... 23


REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS ..................... 26

ADDRESSES ............................................................. 27

SUMMARY OF FUND EXPENSES


                               INVESTMENT SHARES
                        SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases (as a percentage of offering price) .............  None
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering price) ..  None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable) ....................................................  None
Redemption Fees (as a percentage of amount redeemed, if applicable) .....................  None
Exchange Fee  ...........................................................................  None


     ANNUAL INVESTMENT SHARES OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

          Management Fee (after waiver)(1) ...................  0.38%
          12b-1 Fee (after waiver)(2) ........................  0.00%
          Other Expenses (after waiver)(3) ...................  0.14%
              Total Investment Shares Operating Expenses(4) ..  0.52%


(1) The management fee has been reduced to reflect the voluntary waiver by the investment advisor. The advisor can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.

(2) The 12b-1 fee has been reduced to reflect the voluntary waiver by the distributor. The distributor can terminate this voluntary waiver at any time at its sole discretion. The maximum 12b-1 fee is 0.35%.

(3) Other expenses have been reduced to reflect the voluntary waivers of fees by the administrator and custodian.

(4) Total Operating Expenses would be 0.89% absent the voluntary waivers by the investment advisor, distributor, administrator and custodian.


                                  TRUST SHARES
                        SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases (as a percentage of offering price) .............  None
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering price) ..  None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable) ....................................................  None
Redemption Fees (as a percentage of amount redeemed, if applicable) .....................  None
Exchange Fee ............................................................................  None


 ANNUAL TRUST SHARES OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

               Management Fee (after waiver)(1) ............  0.38%
               12b-1 Fee ...................................   None
               Other Expenses (after waiver)(2) ............  0.14%
                Total Trust Shares Operating Expenses (3) ..  0.52%


(1) The management fee has been reduced to reflect the voluntary waiver by the investment advisor. The advisor can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.

(2) Other expenses have been reduced to reflect the voluntary waiver of fees by the administrator and custodian.

(3) Total Operating Expenses would be 0.54% absent the voluntary waivers by the investment advisor, administrator and custodian.

     THE PURPOSE OF THE EXPENSE TABLES IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE INVESTMENT SHARES OR TRUST SHARES WILL BEAR, EITHER DIRECTLY OR INDIRECTLY.

FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FOUNTAIN SQUARE FUNDS INFORMATION," "INVESTING IN THE FUND." Wire-transferred redemptions of less than $10,000 may be subject to additional fees.


EXAMPLE               1 year  3 years  5 years  10 years
-------               ------  -------  -------  --------
You would pay the
following expenses
on a $1,000
investment in
Investment Shares
or Trust Shares
assuming (1) 5%
annual return and
(2) redemption at
the end of each
time period.  The
Fund charges no
redemption fees for
Investment Shares
or Trust Shares.....      $5      $17      $29       $65


     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FOUNTAIN SQUARE COMMERCIAL PAPER FUND
FINANCIAL HIGHLIGHTS INVESTMENT SHARES


(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 28.




                                                    Year Ended July 31,
                                           ------------------------------------------
                                              1997     1996     1995    1994     1993*
                                           -------  -------  -------  ------  --------
NET ASSET VALUE, BEGINNING OF PERIOD         $1.00    $1.00    $1.00   $1.00     $1.00
                                            ------   ------   ------   -----    ------
Income from investment operations
 Net investment income                         0.05     0.05     0.05    0.03      0.03
                                            -------  -------  -------  ------   -------
Less distributions
 Dividends to shareholders from net
 investment income                           (0.05)   (0.05)   (0.05)  (0.03)    (0.03)
                                            -------  -------  -------  ------  --------
NET ASSET VALUE, END OF PERIOD               $1.00    $1.00    $1.00   $1.00     $1.00
Total return                                  5.11%    5.20%    5.25%   3.02%     2.70%
Ratios to Average Net Assets
 Expenses                                     0.52%    0.49%    0.49%   0.49%     0.48%(b)
 Net investment income                        4.99%    5.06%    5.12%   2.97%     2.69%(b)
 Expense waiver/reimbursement(a)              0.44%    0.40%    0.44%   0.45%     0.47%(b)
Supplemental data
 Net assets, end of period (000 omitted)    $33,438  $19,341  $10,169  $6,147    $4,714


*Reflects operations for the period from August 11, 1992 (date of initial public investment) to July 31, 1993.

(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(b)  Annualized.

(c)  Not annualized.

(See Notes which are an integral part of the Financial Statements)

FOUNTAIN SQUARE COMMERCIAL PAPER FUND
FINANCIAL HIGHLIGHTS-TRUST SHARES


(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 28.



                                                        Year Ended July 31,
                      -------------------------------------------------------------------------------------
                        1997      1996      1995      1994      1993      1992      1991      1990       1989*
                      --------  --------  --------  --------  --------  --------  --------  ---------  --------
NET ASSET VALUE,
BEGINNING OF PERIOD      $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00      $1.00     $1.00
                      --------  --------  --------  --------  --------  --------  --------  ---------  --------
Income from
investment
operations
Net
investment
income (loss)             0.05      0.05      0.05      0.03      0.03      0.04      0.07       0.08      0.01
                      --------  --------  --------  --------  --------  --------  --------  ---------  --------
Less distributions
Dividends to
shareholders
from net
investment
income                   (0.05)    (0.05)    (0.05)    (0.03)    (0.03)    (0.04)    (0.07)     (0.08)    (0.01)
                      --------  --------  --------  --------  --------  --------  --------  ---------  --------
NET ASSET VALUE,
END OF PERIOD            $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00      $1.00     $1.00
                      ========  ========  ========  ========  ========  ========  ========  =========  ========
Total return             5.11%     5.20%     5.25%     3.02%     2.78%     4.27%     6.89%      8.22%     1.19%
Ratios to Average
Net Assets
Expenses                 0.52%     0.49%     0.49%     0.49%     0.48%     0.46%     0.50%      0.53%     0.45%
Net
investment
income (loss)            4.99%     5.07%     5.12%     2.97%     2.75%     4.19%     6.61%      7.86%     8.95%
Expense
waiver/reim-
bursement(a)             0.09%     0.08%     0.09%     0.10%     0.12%     0.14%     0.14%      0.16%     0.35%
Supplemental data
Net assets,
end of period
(000 omitted)         $341,827  $300,821  $223,640  $213,126  $180,065  $194,308  $213,889   $174,727   $62,225

*Reflects operations for the period from June 14, 1989 (date of initial public offering) to July 31, 1989.



(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees ("Trustees") have established two classes of shares of the Fund, known as Trust Shares and Investment Shares. This prospectus relates to both classes of shares of the Fund.

The Investment Shares and Trust Shares are intended to provide a convenient means of accumulating an interest in a professionally managed, diversified portfolio limited to money market instruments, consisting primarily of commercial paper, maturing in 13 months or less. Trust Shares are designed for investors who are fiduciary or agency clients of financial institutions. Investment Shares are designed for investors who are not fiduciary or agency clients of financial institutions. A minimum initial investment of One Thousand Dollars ($1,000.00) is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION


INVESTMENT OBJECTIVE

The investment objective of the Fund is current income consistent with stability of principal. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues this investment objective by investing exclusively in a portfolio of money market instruments maturing in 13 months or less, with at least 65% of its assets invested in commercial paper. The average maturity of the money market instruments in the Fund's portfolio, computed on a dollar weighted basis, will be 90 days or less.

Unless indicated otherwise, the investment policies may be changed by the Trustees without the approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.

ACCEPTABLE INVESTMENTS. The Fund invests in high quality money market instruments that are either rated in the highest short-term rating category by nationally recognized statistical rating organizations ("NRSROs") or that are of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:


o domestic issues of corporate debt obligations, including variable rate demand notes;

o    commercial paper (including Canadian Commercial Paper and Europaper);

o certificates of deposit, demand and time deposits, bankers' acceptances and other instruments issued by domestic and foreign banks and other deposit institutions ("Bank Instruments");

o    short-term credit facilities, such as demand notes;

o obligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities ("Government Securities"); and

o    other money market instruments.

The Fund invests only in instruments denominated and payable in U.S. dollars.

      VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term corporate debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days' prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest adjustment or the date on which the Fund may next tender the security for repurchase. The Staff of the Securities and Exchange Commission has taken the position that variable rate demand notes are not commercial paper; although the Fund disagrees with this determination, variable rate demand notes will not be included in the 65% of Fund assets which will be invested in commercial paper. In the event that the Staff of the Securities and Exchange Commission changes its position on this matter, the Fund may include variable rate demand notes in the 65% minimum commercial paper investment without notifying shareholders.

      BANK INSTRUMENTS. The Fund only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million or insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"). Bank Instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"). The Fund will treat securities credit enhanced by a bank's letter of credit as Bank Instruments.

      ECDs, ETDs, Yankee CDs, and Europaper are subject to different risks than domestic obligations of domestic banks or corporations. Examples of these risks include international, economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholdings or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing entity, and the possible impact of interruptions in the flow of international currency transactions. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping, and the public availability of information. These factors will be carefully considered by the Fund's advisor in selecting investments for the Fund.

      SHORT-TERM CREDIT FACILITIES. Demand notes are short-term borrowing arrangements between a corporation and an institutional lender (such as the Fund) payable upon demand by either party. The notice period for demand typically ranges from one to seven days, and the party may demand full or partial payment. The Fund may also enter into, or acquire participation in, short-term revolving credit facilities with corporate borrowers. Demand notes and other short-term credit arrangements usually provide for floating or variable rates of interest.

RATINGS. An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by Standard & Poor's Ratings Group ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1 (+ or -) by Fitch Investors Service, Inc. ("Fitch") are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently such securities must be rated by two NRSROs in their highest rating category. See "Regulatory Compliance."

CREDIT ENHANCEMENT. The Fund may acquire securities that have been credit enhanced by a guaranty, letter of credit or insurance. The Fund typically evaluates the credit quality and ratings of credit enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. Generally, the Fund will not treat credit enhanced securities as having been issued by the credit enhancer for diversification purposes. However, under certain circumstances, applicable regulations may require the Fund to treat the securities as having been issued by both the issuer and the credit enhancer. The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or certificates of deposit to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase U.S. government securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the Fund's advisor deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

CONCENTRATION OF INVESTMENTS. The Fund will invest at least 65% of its total assets in commercial paper and in excess of 25% of the Fund's assets will be comprised of commercial paper issued by finance companies unless the Fund is in a temporary defensive position as a result of economic conditions. Concentration of the Fund's portfolio in such obligations may entail additional risks which are not encountered by funds with more diversified portfolios.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities.

The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Advisor has determined are creditworthy under guidelines established by the Fund's Trustees and will receive collateral at all times equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

INVESTMENT LIMITATIONS

The Fund will not:

o borrow money except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets; or

o with respect to 75% of the value of its total assets, invest more than 5% of its total assets in securities of one issuer (except repurchase agreements collateralized by U.S. government securities and U.S. government obligations). The remaining 25% of its total assets may be invested in a single issuer if the investment advisor believes such a strategy to be prudent.

The above investment limitations cannot be changed without shareholder approval.

As a matter of investment practice, which can be changed by the Trustees without shareholder approval, the Fund will not invest more than 10% of its net assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice.

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in this prospectus and its Combined Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940, as amended. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of the Fund's total assets in the securities of any one issuer, although the Fund's investment limitation only requires such 5% diversification with respect to 75% of its assets. The Fund will invest more than 5% of its assets in any one issuer only under circumstances permitted by Rule 2a-7. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

FOUNTAIN SQUARE FUNDS INFORMATION


MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all of the Trust's powers except those reserved for the shareholders.

INVESTMENT ADVISOR. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by The Fifth Third Bank, the Fund's investment advisor (the "Advisor"), subject to direction by the

Trustees. The Advisor continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

      ADVISORY FEES. The Advisor receives an annual investment advisory fee equal to 0.40 of 1% of the Fund's average daily net assets. The Advisor has undertaken to waive up to the amount of the advisory fee, for operating expenses in excess of limitations established by certain states. The Advisor may voluntarily choose to waive a portion of its fee or reimburse the Fund for certain other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

      ADVISOR'S BACKGROUND. Fifth Third Bank, an Ohio state chartered bank, is a wholly-owned subsidiary of Fifth Third Bancorp, a bank holding company organized under the laws of Ohio. Fifth Third Bank is a commercial bank offering a wide range of banking services to its customers. As of July 31, 1997, Fifth Third Bank and its affiliates managed assets in excess of $11.1 billion on a discretionary basis and provided custody services for additional assets in excess of $108.3 billion.

      Fifth Third Bank has managed pools of commingled funds since 1953. Currently, the Trust and Investment Division manages 6 such pools with total assets of over $509.7 million. Fifth Third Bank has managed mutual funds since 1988.

      As part of its regular banking operations, Fifth Third Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of Fifth Third Bank. The lending relationship will not be a factor in the selection of securities.

DISTRIBUTION OF SHARES OF THE FUND

BISYS Fund Services, L.P. serves as the distributor for the Trust. BISYS Fund Services L.P. is wholly-owned by BISYS Group, Inc., 150 Clove Road, Little Falls, NJ 07424, a publicly owned company engaged in information processing and recordkeeping services to and through banking and other financial institutions.

INVESTMENT SHARES DISTRIBUTION PLAN. Pursuant to the provisions of a distribution plan adopted in accordance with Rule 12b-1 (the "Plan"), under the Investment Company Act of 1940, the Fund will pay to the distributor an amount computed at an annual rate of up to 0.35% of the average daily net asset value of the Investment Shares to finance any activity which is principally intended to result in the sale of Investment Shares subject to the Plan. No such plan has been adopted relating to the sale of Trust Shares.

The distributor may from time to time and for such periods as it deems appropriate, voluntarily reduce its compensation under the Plan to the extent the expenses attributable to the Investment Shares exceed such lower expense limitation as the distributor may, by notice to the Trust, voluntarily declare to be effective.

The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisors, and broker/dealers to provide sales and/or administrative services as agents for their clients or customers who beneficially own Investment Shares. Administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Fund; assisting clients in changing dividend options; account designations, and addresses; and providing such other services as the Fund reasonably requests.

Financial institutions will receive fees from the distributor based upon Investment Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the distributor.

OTHER PAYMENTS TO FINANCIAL INSTITUTIONS. The distributor, the Advisor, or their affiliates may also offer to pay a fee from their own assets to financial institutions as financial assistance for providing substantial marketing and sales support. The support may include initiating customer accounts, providing sales literature, or participating in sales, educational and training seminars (including those held at recreational facilities). Such assistance will be predicated upon the amount of shares the financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Advisor or its affiliates.

The Glass-Steagall Act limits the ability of a depository institution (such as a commercial bank or a savings and loan association) to become an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the administrative capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the administrative services.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. BISYS Fund Services L.P. serves as the administrator. The administrator generally assists in all aspects of the Trust's administration and operation including providing the Funds with certain administrative personnel and services necessary to operate the Funds, such as legal and accounting services. BISYS Fund Services L.P. provides these at an annual rate as specified below:



     MAXIMUM                AVERAGE AGGREGATE DAILY NET
ADMINISTRATIVE FEE              ASSETS OF THE TRUST
------------------          ---------------------------
      0.20%                 of the first $1 billion
      0.18%                 of the next $1 billion
      0.17%                 in excess of $2 billion


The administrator may periodically waive all or a portion of its administrative fee which will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

Pursuant to a separate agreement with BISYS Fund Services L.P., Fifth Third Bank performs sub-administration services on behalf of the Fund including providing certain administrative personnel and services necessary to operate the Fund for which it receives a fee from BISYS Fund Services L.P. computed daily and paid periodically calculated at an annual rate of 0.025% of average daily net assets.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Fifth Third Bank, Cincinnati, Ohio, is custodian for the securities and cash of the Fund, transfer agent for the Shares of the Fund, and dividend disbursing agent for the Fund.

INDEPENDENT AUDITORS. The independent auditors for the Fund are Ernst & Young LLP, Cincinnati, Ohio.

NET ASSET VALUE


The Fund attempts to stabilize the net asset value of Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per Share for each class of Shares is determined by adding the interest of the applicable class of Shares in the value of all securities and other assets of the Fund, subtracting the interest of those Shares in the liabilities of the Fund and those attributable to such Shares, and dividing the remainder by the total number of Shares in the class outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per Share.

INVESTING IN THE FUND


SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open for business. In connection with the sale of Investment Shares or Trust Shares, the distributor may from time to time offer certain items of nominal value to a shareholder or investor. The Fund reserves the right to reject any purchase request. Purchases of Fund Shares may not be available to investors in all states.

Shares of the Funds may be purchased either through a financial institution (such as a bank or broker-dealer that has a sales agreement with the distributor) or by wire or check directed to the Fund. Investors may contact the Fund toll-free at (888) 799-5353.

Payment for Share purchases may be made to the Fund either by check or federal funds. Orders are considered received after payment by check is converted into federal funds and received by the custodian. This is normally the next business day after the Fund receives the check. When payment is made with federal funds, the order is considered received when federal funds are received by the custodian. Federal funds should be wired to the Fund as follows: ABA No. 042 000 314 Fifth Third Cincinnati; Attention: Fountain Square Funds Department; For Credit to: (shareholder name and account number); For Further Credit to: Fountain Square Commercial Paper Fund - Investment Shares or Fountain Square Commercial Fund - Trust Shares, as the case may be. Investors not purchasing directly from the Fund should consult their financial institutions for wiring instructions.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Fund by an investor is $1,000. Subsequent investments must be in amounts of at least $50. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fountain Square Funds.

The minimum investment requirements do not apply with respect to accounts that have been established to automatically invest cash accumulations in the Fund. Investors participating in such arrangements may be charged separate fees by the financial institution that provides this service, and should read this prospectus along with their financial institution's agreement or other literature relating to this service.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. The Fund does not impose a sales charge.

The net asset value is determined at 4:00 p.m. (Eastern time), Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day, and Christmas Day.

CERTIFICATES AND CONFIRMATIONS

The transfer agent for the Fund maintains a share account for each shareholder of record. Share certificates are not issued.

Detailed statements that include account balances, information on each purchase or redemption, and a report of dividends paid during the month are sent to each shareholder monthly and will serve as confirmations of all transactions in the shareholder's account for the statement period.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends will be reinvested on payment dates in additional Shares unless cash payments are requested by writing to the Fund. Share purchase orders received by the Fund before 11:00 a.m. (Eastern time) earn dividends that day.

CAPITAL GAINS

If the Fund experiences capital gains, it could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

EXCHANGES


A shareholder may exchange Investment Shares of the Fund for Investment Shares of any of the other Funds in the Trust by calling the Fund, toll-free at (888) 799-5353 or by sending a written request to the Fund. Telephone exchange instructions may be recorded. If reasonable procedures are not followed by the Funds, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Shares of Funds with a sales charge may be exchanged at net asset value for shares of other Funds with an equal sales charge or no sales charge. Shares of Funds with no sales charge acquired by direct purchase or reinvestment of dividends on such shares may be exchanged for shares of Funds with a sales charge at net asset value plus the applicable sales charge. When exchanging into and out of Shares of the Funds in the Trust, shareholders who have paid a sales load once upon purchasing shares of any Fund will not have to pay a sales load again on an exchange.


Orders for exchanges of shares of money market funds must be received by 11:00 a.m. (Eastern time). Orders for exchanges of the U.S. Government Securities Fund, Quality Bond Fund, Ohio Tax Free Bond Fund, Quality Growth Fund, Mid Cap Fund, Balanced Fund, International Equity Fund, Equity Income Fund, Bond Fund For Income, and Municipal Bond Fund must be received by 2:30 p.m. (Eastern time). Orders for exchanges are taken on any day that the Funds are open for business. Orders which are received prior to the cut-off times listed above will be executed as of the close of business that day. Orders received after the respective cut-off times will be executed at the close of the next business day.

An excessive number of exchanges may be disadvantageous to the Trust. Therefore the Trust, in addition to its right to reject any exchange, reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination.

An exchange order must comply with the requirements for a redemption and must specify the dollar value or number of shares to be exchanged. Exchanges are subject to the minimum initial investment requirement of the Fund being acquired. An exchange constitutes a sale for federal income tax purposes.

The exchange privilege is only available in states where shares of the Fund being acquired may legally be sold. Before the exchange, a shareholder must receive a prospectus of the Fund for which the exchange is being made.

REDEEMING SHARES


The Fund redeems Shares at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Telephone or written requests for redemption must be received in proper form.

BY TELEPHONE

Shares may be redeemed in any amount by calling the Fund, provided the Fund has received a properly completed authorization form. Proceeds will be mailed in the form of a check to the shareholder's address of record or by wire transfer to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redeemed Shares purchased by check or through ACH will not be wired until that method of payment has cleared. Telephone instructions will be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


For calls received before 2:00 p.m. (Eastern time), a check will be sent to the address of record. Those Shares will not be entitled to the dividend declared that day. For calls received after 2:00 p.m. (Eastern time), proceeds will normally be disbursed the following business day. Those Shares will be entitled to the dividend declared on the day the redemption request was received. In no event will proceeds be disbursed more than seven days after a proper request for redemption has been received. If at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.


An authorization form permitting the Fund to accept telephone requests must be completed. Authorization forms and information on this service are available from the Fund.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered.

BY MAIL

A shareholder may redeem Shares by sending a written request to Fifth Third Bank, Fountain Square Funds Redemptions, M.D. 1090EC, 38 Fountain Square Plaza, Cincinnati, Ohio 45263.

The written request should include the shareholder's name, the Fund name and class of shares, the account number, and the share or dollar amount requested. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request. Shareholders should call the Fund for assistance in redeeming by mail.

Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

o a trust company or commercial bank whose deposits are insured by BIF, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

o    a member of the New York, American, Boston, Midwest, or Pacific Stock
     Exchange;

o a savings and loan association or a savings bank whose deposits are insured by the SAIF, which is administered by the FDIC; or

o any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

RECEIVING PAYMENT

Normally, a check for the proceeds is mailed to the shareholder within three business days, but in no event more than seven days, after receipt of a proper redemption request, provided the Fund or its agents have received payment for shares from the shareholder.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account and pay the proceeds to the shareholder if, due to shareholder redemptions, the account balance falls below the required minimum value of $1,000.

Before redeeming Shares to close an account, the Fund will notify the shareholder in writing and allow the shareholder 30 days to purchase additional Shares to meet the minimum requirement.

SHAREHOLDER INFORMATION


VOTING RIGHTS


Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each Fund in the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only shares of that Fund or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or the Fund's operation and for the election of Trustees under certain circumstances. As of September 15, 1997, Fifth Third Bank may for certain purposes be deemed to control the Funds because it is owner of record of certain shares of the Funds.

Trustees may be removed by a two-thirds vote of the number of Trustees prior to such removal or by a two-thirds vote of the shareholders at a special meeting. The Trustees shall call a special meeting of shareholders upon the written request of shareholders owning at least 10% of the Trust's outstanding shares of all series entitled to vote.

MASSACHUSETTS LAW

Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust on behalf of the Fund. To protect shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders of the Fund for such acts or obligations of the Trust. These documents require inclusion of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign on behalf of the Fund.

In the unlikely event a shareholder of the Fund is held personally liable for the Trust's obligations on behalf of the Fund, the Trust is required by the Declaration of Trust to use the property of the Fund to protect or to compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder of the Fund for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust cannot meet its obligations to indemnify shareholders and to pay judgments against them from the assets of the Fund.

EFFECT OF BANKING LAWS


The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment advisor, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customer. The Fund's investment advisor, Fifth Third Bank, is subject to such banking laws and regulations.

Fifth Third Bank believes that it may perform the investment advisory services for the Fund contemplated by its advisory agreement with the Trust without violating the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent Fifth Third Bank from continuing to perform all or a part of the above services for its customers and/or the Fund. In such event, changes in the operation of the Fund may occur, including the possible alteration or termination of any automatic or other Fund share investment and redemption services then being provided by Fifth Third Bank, and the Trustees would consider alternative investment advisors and other means of continuing available investment services. It is not expected that Fund shareholders would suffer any adverse financial consequences (if another advisor with equivalent abilities to Fifth Third Bank is found) as a result of any of these occurrences.

TAX INFORMATION


FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios, if any, will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

Shareholders are urged to consult their own tax advisors regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION


From time to time, the Fund advertises its yield and effective yield for Investment Shares and Trust Shares.

The yield of Investment Shares or Trust Shares represents the annualized rate of income earned on an investment in those Shares over a seven-day period. It is the annualized dividends earned during the period on the investment, shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but, when annualized, the income earned by an investment in Investment Shares or Trust Shares is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Advertisements and other sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in Investment Shares or Trust Shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

Yield and effective yield will be calculated separately for Investment Shares and Trust Shares.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

FOUNTAIN SQUARE COMMERCIAL PAPER FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 1997



   Shares or
   Principal             Security                  Amortized
     Amount            Description                    Cost
     ------            -----------                    ----
CERTIFICATES OF DEPOSITS (0.5%)
       2,000,000  J.P. Morgan, 8/5/97            $2,000,025
                                                 ----------
TOTAL CERTIFICATES OF DEPOSITS                    2,000,025
                                                 ----------
COMMERCIAL PAPER (80.8%)
BANK, DOMESTIC (5.3%)
      10,000,000  Banc One Corp., 8/22/97         9,968,033
      10,000,000  Norwest Corp., 9/18/97          9,926,800
                                                 ----------
                  Total                          19,894,833
                                                 ----------
BASIC MATERIALS (1.6%)
       6,000,000  Dupont Ei De Nemours, 10/2/97   5,941,513
                                                 ----------
BROKERAGE (12.7%)
       7,000,000  Goldman Sachs Group, 9/5/97     6,961,753
       5,000,000  Goldman Sachs Group, 11/5/97    4,925,867
       5,000,000  Merrill Lynch, 8/11/97          4,992,222
       8,000,000  Merrill Lynch, 8/15/97          7,982,407
       6,000,000  Merrill Lynch, 9/11/97          5,961,938
       7,000,000  Societe Generale, 8/6/97        6,994,546
      10,000,000  Societe Generale, 10/3/97       9,902,349
                                                 ----------
                  Total                          47,721,082
                                                 ----------
CAPITAL GOODS (2.6%)
      10,000,000  Cargill, Inc., 10/30/97         9,861,750
                                                 ----------
ENERGY (4.0%)
      10,000,000  Petrofina Delaware, 8/18/97     9,973,980
       5,000,000  Petrofina Delaware, 10/20/97    4,938,889
                                                 ----------
                  Total                          14,912,869
                                                 ----------


FOUNTAIN SQUARE COMMERCIAL PAPER FUND



SHARES OR
PRINCIPAL                 SECURITY                    AMORTIZED
AMOUNT                   DESCRIPTION                    COST
----------  ----------------------------------------  ----------
    FINANCIAL (48.8%)
 5,000,000  A.I. Credit, 9/2/97                        4,974,978
10,000,000  A.I. Credit, 10/14/97                      9,886,944
10,000,000  American Express Credit Corp., 11/25/97    9,821,489
 9,000,000  American General Finance Corp., 9/2/97     8,954,960
 9,800,000  American General Finance Corp., 10/17/97   9,684,714
 7,000,000  Associates Corp., 8/13/97                  6,986,910
 6,000,000  Associates Corp., 9/26/97                  5,948,200
 4,000,000  Associates Corp., 10/22/97                 3,950,071
 7,000,000  Avco Financial Services, 8/6/97            6,994,526
10,000,000  Avco Financial Services, 10/14/97          9,886,944
10,000,000  CIT Group, 8/4/97                          9,995,318
 7,000,000  CIT Group, 10/28/97                        6,906,060
10,000,000  Ford Motor Credit Corp., 10/27/97          9,979,670
 9,000,000  Ford Motor Credit Corp., 10/24/97          8,884,500
 7,000,000  General Electric Capital Corp., 10/27/97   6,904,252
 8,000,000  General Electric Capital Corp., 11/4/97    7,881,989
10,000,000  IBM Credit Corp., 9/19/97                  9,925,175
 6,000,000  Pitney Bowes Credit Corp., 8/18/97         5,984,048
 5,000,000  Pitney Bowes Credit Corp., 11/13/97        4,919,833
 7,000,000  Pitney Bowes Credit Corp., 12/19/97        6,848,917
 6,000,000  Prudential Funding Corp., 11/3/97          5,911,483
11,700,000  Schering Corp., 8/12/97                   11,679,838
10,000,000  Xerox Credit Corp., 8/26/97                9,961,458
                                                      ----------
            Total

FOUNTAIN SQUARE COMMERCIAL PAPER FUND



SHARES OR
PRINCIPAL                  SECURITY                                                                       AMORTIZED
AMOUNT                     DESCRIPTION                                                                      COST
------                     -----------                                                                  ------------
MISCELLANEOUS (3.7%)
                8,000,000  Stanford University, 9/16/97                                                    7,943,777
                6,000,000  Stanford University, 9/22/97                                                    5,951,727
                                                                                                        ------------
                           Total                                                                          13,895,504
TECHNOLOGY (2.1%)
                8,000,000  AT&T Corp., 8/14/97                                                             7,943,777
                                                                                                        ------------
TOTAL COMMERCIAL PAPER                                                                                   303,084,415
                                                                                                        ------------
CORPORATE BONDS (0.4%)
MANUFACTURING (0.4%)
                1,500,000  IBM Corp., 11/1/97                                                              1,502,166
                                                                                                        ------------
TOTAL CORPORATE BONDS                                                                                      1,502,166
                                                                                                        ------------
REPURCHASE AGREEMENTS (18.8%)
               45,452,000  JP Morgan, 5.74%, dated 7/31/97, due 8/1/97, collateralized by U.S. Treasury   45,452,000
                           Bills due 12/26/97 with a value of $46,361,056.
               25,000,000  UBS Securities, 5.76% dated 7/31/97, due 8/1/97, collateralized by U.S.        25,000,000
                           Treasury Bills due 10/23/97 with a value of $25,501,056.                     ------------
TOTAL REPURCHASE AGREEMENTS                                                                               70,452,000
                                                                                                        ------------
TOTAL INVESTMENTS (COST $377,038,606)* (100.5%)                                                          377,038,606
LIABILITIES IN EXCESS OF OTHER ASSETS (0.05)%                                                             (1,772,688)
                                                                                                        ------------
TOTAL NET ASSETS (100.0%)                                                                               $375,265,918

Percentages indicated are based on net assets of $375,265,918.
*Also represents costs for federal tax purposes.

FOUNTAIN SQUARE COMMERCIAL PAPER FUND
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1997



ASSETS:
Investments, at value (Amortized cost $306,586,606)                 $306,586,606
Repurchase agreements (Amortized cost $70,452,000)                    70,452,000
                                                                    ------------
Total Investments                                                   $377,038,606

Cash                                                                         552

Interest receivable                                                      151,075
Prepaid expenses and other assets                                            544
                                                                    ------------
Total Assets                                                         377,190,777
                                                                    ------------
LIABILITIES:
Dividends payable                                                      1,711,297
Accrued expenses and other payables:
  Investment advisory fees                                               126,243
  Administration fees                                                     28,185
  Accounting and transfer agent fees                                      11,132
  Legal and audit fees                                                     8,328
  Printing                                                                19,552
  Registration and Filing                                                 17,198
  Other                                                                    2,924
                                                                    ------------
Total Liabilities                                                      1,924,859
                                                                    ------------
NET ASSETS:
Paid-in capital                                                      375,266,087
Accumulated net realized gains (losses) on investment transactions          (106)
Undistributed net investment income (loss)                                   (63)
                                                                    ------------
Net Assets                                                          $375,265,918

Net Assets
  Trust Shares                                                      $341,827,450
  Investment Shares                                                   33,438,468
                                                                    ------------
Total                                                               $375,265,918

Outstanding units of beneficial interest (shares)
  Trust Shares                                                       341,827,864
  Investment Shares                                                   33,438,495
                                                                    ------------
Total                                                                375,266,359

Net asset value
  Offering and redemption price per share-Trust Shares                     $1.00
  Offering and redemption price per share-Investment Shares                $1.00


(See Notes which are an integral part of the Financial Statements)

FOUNTAIN SQUARE COMMERCIAL PAPER FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 1997



INVESTMENT INCOME:
                                                          $18,724,910
Interest income                                           -----------
Total Income                                               18,724,910
                                                          -----------
EXPENSES:
Investment advisory fees                                   $1,357,544
Administrative fees                                           426,394
Distribution fees - Investment Shares                          92,287
Portfolio accounting fees                                      70,517
Transfer and dividend disbursing agent fees and expenses       28,970
Directors' Trustees' fees                                       4,587
Audit fees                                                     11,000
Custodian                                                      33,974
Legal fees                                                      8,417
Fund share registration costs                                  54,673
Printing and postage expense                                   38,123
Insurance expense                                               7,335
Other                                                          23,346
                                                          -----------
Total expenses                                              2,157,167
                                                          -----------
Less expenses voluntarily reduced                            (393,412)
                                                          -----------
Net Expenses                                                1,763,755
                                                          -----------
Net Investment Income                                      16,961,155
                                                          -----------

REALIZED LOSSES FROM INVESTMENTS:

Net realized gains (losses) from investment transactions         (101)
                                                          -----------
Change in net assets resulting from operations            $16,961,054


(See Notes which are an integral part of the Financial Statements)

FOUNTAIN SQUARE COMMERCIAL PAPER FUND
STATEMENT OF CHANGES IN NET ASSETS




                                                                 Year Ended July 31,
                                                           --------------------------------
                                                                1997             1996
                                                           ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
Net investment income                                          $16,961,155      $13,588,093
Net realized losses on investment transactions                        (101)              (5)
                                                           ---------------  ---------------
 Change in net assets resulting from operations                 16,961,054       13,588,088
                                                           ---------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
Dividends to shareholders from net investment income:
Trust Shares                                                   (15,645,249)     (12,697,512)
Investment Shares                                               (1,315,906)        (890,643)
                                                           ---------------  ---------------
Change in net assets from distributions to shareholders        (16,961,155)     (13,588,155)
                                                           ---------------  ---------------
FUND SHARE (PRINCIPAL) TRANSACTIONS--
Proceeds from sale of shares                                 1,395,843,822    1,182,031,780
Net asset value of shares issued to shareholders in
 payment of dividends declared                                     784,154          326,263
Cost of shares redeemed                                     (1,341,524,057)  (1,096,004,620)
                                                           ---------------  ---------------
 Change in net assets from Fund share transactions              55,103,919       86,353,423
                                                           ---------------  ---------------
  Change in net assets                                          55,103,818       86,353,356
NET ASSETS:
Beginning of period                                            320,162,100      233,808,744
                                                           ---------------  ---------------
End of period                                                 $375,265,918     $320,162,100

(See Notes which are an integral part of the Financial Statements)

FOUNTAIN SQUARE COMMERCIAL PAPER FUND
NOTES TO FINANCIAL STATEMENTS
JULY 31, 1997


(1) ORGANIZATION

Fountain Square Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. At July 31, 1997, the Trust consisted of thirteen separate investment portfolios. The accompanying financial statements and notes relate only to the Fountain Square Commercial Paper Fund (the "Fund").

The investment objective of the Fund is to achieve current income consistent with stability of principal. The Fund pursues its objective by investing exclusively in a portfolio of money market instruments maturing in 13 months or less, with at least 65% of its assets invested in commercial paper.


The Fund offers two classes of shares: Trust Shares and Investment Shares. Each class of shares has identical rights and privileges except with respect to distribution (12b-1) fees paid by the Investment Shares, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. SECURITIES VALUATIONS-Investments of the Fund are valued at either amortized cost, which approximates market value, or at original cost, which combined with accrued interest approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. In addition, the Fund may not (a) purchase any instruments with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

B. REPURCHASE AGREEMENTS-The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's advisor to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). It is the policy of the Fund to require the custodian or sub-custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

C. SECURITIES TRANSACTIONS AND RELATED INCOME-Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

D. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS-The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement date.

E. DIVIDENDS TO SHAREHOLDERS-Dividends from net investment income are declared daily and paid monthly and distributable net realized gains, if any, are declared and distributed at least annually. Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carry forwards and deferrals of certain losses.

F. FEDERAL TAXES-It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal income tax is necessary.


(3) SHARES OF BENEFICIAL INTEREST

Transactions in Fund shares were as follows:


                                                                     Year Ended       Year Ended
TRUST SHARES                                                           7/31/97          7/31/96
                                                                   ---------------  ---------------
Shares sold                                                          1,348,424,212    1,142,498,665
Shares issued to shareholders in payment of distribution declared          784,154          326,263
Shares redeemed                                                     (1,308,202,316)  (1,065,643,555)
                                                                   ---------------  ---------------
Net change resulting from Fund Share transactions                       41,006,050       77,181,373


                                                                     Year Ended       Year Ended
INVESTMENT SHARES                                                      7/31/97          7/31/96
                                                                   ---------------  ---------------
Shares Sold                                                             47,419,610       39,353,115
Shares redeemed                                                        (33,321,741)     (30,361,065)
                                                                   ---------------  ---------------
Net change resulting from Fund share transactions                       14,097,869        9,172,050

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE-Fifth Third Bank, the Trust's investment advisor (the "Advisor"), receives for its services an annual investment advisory fee of 0.40%, which is based on a percentage of the Fund's average daily net assets.


The Advisor may voluntarily choose to waive a portion of its fee and reimburse certain operating expenses of the Fund. The Advisor can modify or terminate this voluntary waiver and reimbursement at any time at its sole discretion.
For the year ended July 31, 1997, the Advisor waived $139,109 in advisory fees.

ADMINISTRATIVE FEE-Effective December 1, 1995, BISYS Fund Services ("BISYS") became the Trust's administrator. The administrator generally assists in all aspects of the Trust's administration and operation including providing the Fund with certain administrative personnel and services necessary to operate the Fund. Also effective December 1, 1995, pursuant to a separate agreement with BISYS, Fifth Third Bank performs sub-administrative services on behalf of the Fund, for which it receives a fee from BISYS computed daily as a percentage of the daily net assets of the Fund. Under the terms of the management and administration agreement, BISYS' fees are computed daily as a percentage of the average net assets of the Trust for the period. Administration fees are computed at 0.20% of first $1 billion of net assets of the Trust, 0.18% of net assets of the Trust between $1 billion and $2 billion, and 0.17% of more than $2 billion of net assets of the Trust. For the fiscal year ended July 31, 1997, BISYS waived $128,042 in administrative fees.

DISTRIBUTION SERVICES FEE-The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Effective December 1, 1995 BISYS serves as the Trust's principal distributor. Under the terms of the Plan, the Fund will compensate the principal distributor from the net assets of the Fund's Investment Shares to finance activities intended to result in the sales of the Fund's Investment Shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Investment Shares, annually, to compensate the distributor. The distributor may voluntarily choose to waive all or a portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 1997, the distributor waived $92,287 of distribution fees.

TRANSFER AND DIVIDEND DISBURSING AGENT, ACCOUNTING AND CUSTODY FEES-Fifth Third Bank serves as transfer and dividend disbursing agent for the Funds for which it receives a fee. Fifth Third Bank sub-contracts the execution of the transfer and dividend disbursing agent functions to a non-affiliated entity. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses. For the year ended July 31, 1997, Fifth Third Bank received $28,970 for transfer and dividend disbursing agent fees.

Fifth Third Bank is the Fund's custodian and portfolio accountant for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses. For the year ended July 31, 1997, Fifth Third Bank waived $33,974 of custody fees. Fifth Third Bank received $70,517 for portfolio accounting services for the year.


Certain of the Officers and Trustees of the Trust are Officers and Trustees of the above companies.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


To the Board of Trustees and Shareholders of FOUNTAIN SQUARE FUNDS:


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Fountain Square Commercial Paper Fund (one of the portfolios comprising Fountain Square Funds), as of July 31, 1997, and the related statement of operations for the year then ended and statement of changes in net assets and financial highlights for the periods presented therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1997, by correspondence with the custodian and brokers.
An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fountain Square Commercial Paper Fund at July 31, 1997, the results of its operations for the year then ended and the changes in its net assets and financial highlights for the periods presented therein in conformity with generally accepted accounting principles.


                                      ERNST & YOUNG LLP


Cincinnati, Ohio
September 12, 1997

ADDRESSES



Fountain Square Commercial Paper Fund           Fountain Square Funds
             Investment Shares or Trust Shares  c/o Fifth Third Bank
                                                38 Fountain Square Plaza
                                                Cincinnati, Ohio  45263

Investment Advisor
             Fifth Third Bank                   38 Fountain Square Plaza
                                                Cincinnati, Ohio  45263

Custodian, Transfer Agent, and Dividend
  Disbursing Agent
             Fifth Third Bank                   38 Fountain Square Plaza
                                                Cincinnati, Ohio  45263

Distributor and Administrator
             BISYS Fund Services L.P.           3435 Stelzer Road
                                                Columbus, Ohio 43219

Independent Auditors
             Ernst & Young LLP                  1300 Chiquita Center
                                                250 East Fifth Street
                                                Cincinnati, Ohio  45202

FOUNTAIN SQUARE U.S. TREASURY
OBLIGATIONS FUND

(A PORTFOLIO OF FOUNTAIN SQUARE FUNDS)

PROSPECTUS











The shares of Fountain Square U.S. Treasury Obligations Fund (the "Fund") offered by this prospectus represent interests in a diversified portfolio of securities which is one of a series of investment portfolios in Fountain Square Funds (the "Trust"), an open-end management investment company (a mutual fund).

The Fund is a money market fund which invests in short-term U.S. Treasury obligations to achieve stability of principal and current income consistent with stability of principal.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information, dated September 30, 1997, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information free of charge, obtain other information or make inquiries about the Fund by writing to the Fund or calling toll-free (888) 799-5353.


THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF FIFTH THIRD BANK, ARE NOT ENDORSED OR GUARANTEED BY FIFTH THIRD BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.





Prospectus dated September 30, 1997

TABLE OF CONTENTS




SUMMARY OF FUND EXPENSES                                                         1

FINANCIAL HIGHLIGHTS                                                             2

GENERAL INFORMATION                                                              3

INVESTMENT INFORMATION                                                           3
         Investment Objective                                                    3
         Investment Policies                                                     3
                  Acceptable Investments                                         3
                  Repurchase Agreements                                          3
                  When-issued and Delayed Delivery Transactions                  3


         Investment Limitations                                                  4

FOUNTAIN SQUARE FUNDS INFORMATION                                                4
         Management of the Trust                                                 4
                  Board of Trustees                                              4
                  Investment Advisor                                             4
                           Advisory Fees                                         4
                           Advisor's Background                                  4
         Distribution of Fund Shares                                             5
                  Payments to Financial Institutions                             5
         Administration of the Fund                                              5
                  Administrative Services                                        5
                  Custodian, Transfer Agent and Dividend Disbursing Agent        6
                  Independent Auditors                                           6

NET ASSET VALUE                                                                  6

INVESTING IN THE FUND                                                            6
         Share Purchases                                                         6
         Minimum Investment Required                                             6
         What Shares Cost                                                        7
         Certificates and Confirmations                                          7
         Dividends                                                               7
         Capital Gains                                                           7



EXCHANGES                                                                        7

REDEEMING SHARES                                                                 8
         By Telephone                                                            8
         By Mail                                                                 9
         Receiving Payment                                                       9
         Accounts with Low Balances                                              9

SHAREHOLDER INFORMATION                                                         10
         Voting Rights                                                          10
         Massachusetts Law                                                      10

EFFECT OF BANKING LAWS                                                          10

TAX INFORMATION                                                                 11
         Federal Income Tax                                                     11


PERFORMANCE INFORMATION                                                         11

PORTFOLIO OF INVESTMENTS                                                        12

STATEMENT OF ASSETS AND LIABILITIES                                             14

STATEMENT OF OPERATIONS                                                         15

STATEMENT OF CHANGES IN NET ASSETS                                              16


NOTES TO FINANCIAL STATEMENTS                                                   17

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS                               20

ADDRESSES                                                                       21

SUMMARY OF FUND EXPENSES


                        SHAREHOLDER TRANSACTION EXPENSES


Maximum Sales Load Imposed on Purchases
(as a percentage of offering price)...............................
Maximum Sales Load Imposed on Reinvested Dividends
(as a percentage of offering price)...............................  None
Contingent Deferred Sales Charge (as a percentage of original       None
purchase price or redemption proceeds, as applicable..............  None
Redemption Fee (as a percentage of amount redeemed, if applicable)  None
Exchange Fee......................................................  None


                         ANNUAL FUND OPERATING EXPENSE
                    (As a percentage of average net assets)


Management Fee (after waiver)(1)..  0.26%
12b-1 Fee.........................  None
Other Expenses (after waiver)(2)..  0.12%
Total Fund Operating Expenses(3)..  0.38%

(1) The management fee has been reduced to reflect the voluntary waiver by the investment advisor. The advisor can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.

(2) Other expenses have been reduced to reflect the voluntary waiver of fees by the administrator.

(3) Total operating expenses would be 0.55% absent the voluntary waivers by the investment advisor and the administrator.


     THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FOUNTAIN SQUARE FUNDS INFORMATION" AND "INVESTING IN THE FUND." Wire-transferred redemptions of less than $10,000 may be subject to additional fees.


EXAMPLE               1 year  3 years  5 years  10 years
-------               ------  -------  -------  --------
You would pay the
following expenses
on a $1,000
investment assuming
(1) 5% annual
return and (2)
redemption at the
end of each time
period.  The Fund
charges no
redemption fees.....      $4      $13      $24       $53

     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FOUNTAIN SQUARE U.S. TREASURY OBLIGATIONS FUND
FINANCIAL HIGHLIGHTS


(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 21.

                                                            Year Ended July 31,
                             -------------------------------------------------------------------------------------
                             1997      1996      1995      1994      1993      1992      1991      1990      1989*
                             ----      ----      ----      ----      ----      ----      ----      ----      -----
NET ASSET VALUE,
BEGINNING OF PERIOD          $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
                             -----     -----     -----     -----     -----     -----     -----     -----     -----
Income from investment
  operations
  Net investment income       0.05      0.05      0.05      0.03      0.03      0.04      0.07      0.08      0.06
Less distributions
  Dividends to shareholders
    from net investment
    income                   (0.05)    (0.05)    (0.05)    (0.03)    (0.03)    (0.04)    (0.07)    (0.08)    (0.06)
                             ------    ------    ------    ------    ------    ------    ------    ------    ------
NET ASSET VALUE,
END OF PERIOD                $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
                             =====     =====     =====     =====     =====     =====     =====     =====     =====
Total return                  5.11%     5.24%     5.18%     3.02%     2.82%     4.32%     6.74%     8.15%     5.65%
Ratios to Average
Net Assets
  Expenses                    0.42%     0.43%     0.44%     0.44%     0.44%     0.45%     0.49%     0.54%     0.56%
  Net investment income       5.00%     5.10%     5.07%     2.99%     2.79%     4.18%     6.33%     7.84%     8.71%
  Expense waiver/
    reimbursement (a)         0.17%     0.12%     0.11%     0.14%     0.15%     0.15%     0.15%     0.15%     0.15%
Supplemental Data
  Net assets, end of
    period (000 omitted)  $529,087  $489,228  $321,640  $336,229  $290,408  $339,924  $242,247  $138,368  $141,743

*Reflects operations for the period from December 1, 1989 (date of initial public offering) to July 31, 1989.


(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. This prospectus relates only to the short-term U.S. Treasury obligations portfolio of the Trust, known as Fountain Square U.S. Treasury Obligations Fund. The Fund is designed for individuals and institutions as a convenient means of participating in a professionally managed, diversified portfolio limited to U.S. Treasury obligations. A minimum initial investment of One Thousand Dollars ($1,000) is required.

The Fund attempts to stabilize the value of a share at $1.00. Fund shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION


INVESTMENT OBJECTIVE

The investment objective of the Fund is stability of principal and current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. The investment objective and the policies and limitations described below cannot be changed without approval of shareholders.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio consisting exclusively of short-term U.S. Treasury obligations. The average maturity of the Fund's portfolio, computed on a dollar weighted basis, will be 120 days or less. As a matter of operating policy, the Fund will limit the average maturity of its portfolio to 90 days or less, in order to meet current regulatory requirements.

ACCEPTABLE INVESTMENTS. The short-term U.S. Treasury obligations in which the Fund invests are issued by the U.S. government and are fully guaranteed as to principal and interest by the United States. All U.S. Treasury obligations in which the Fund invests mature in one year or less from the date of acquisition unless they are purchased under a repurchase agreement that provides for repurchase by the seller within one year from the date of acquisition. The Fund may also retain Fund assets in cash.

REPURCHASE AGREEMENTS. The Fund may invest in U.S. Treasury obligations pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers and other recognized financial institutions sell U.S. Treasury obligations to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase U.S. Government securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the Fund's adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its Purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.


INVESTMENT LIMITATIONS


As a matter of investment practice, which can be changed without shareholder approval, repurchase agreements providing for settlement in more than seven days after notice, along with illiquid obligations, will be limited to not more than 10% of the Fund's net assets.

FOUNTAIN SQUARE FUNDS INFORMATION


MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees ("Trustees"). The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.

INVESTMENT ADVISOR. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by The Fifth Third Bank ("Fifth Third Bank"), the Fund's investment advisor, (the "Advisor"), subject to direction by the Trustees. The Advisor continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

      ADVISORY FEES. The Advisor receives an annual investment advisory fee equal to 0.40 of 1% of the Fund's average daily net assets. The Advisor has undertaken to waive up to the amount of the advisory fee, for operating expenses in excess of limitations established by certain states. The Advisor may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.


      ADVISOR'S BACKGROUND. Fifth Third Bank, an Ohio state chartered bank, is a wholly-owned subsidiary of Fifth Third Bancorp, a bank holding company organized under the laws of Ohio. Fifth Third Bank is a commercial bank offering a wide range of banking services to its customers. As of July 31, 1997, Fifth Third Bank and its affiliates managed assets in excess of $11.1 billion on a discretionary basis and provided custody services for additional assets in excess of $108.3 billion. Fifth Third Bank has managed mutual funds since 1988.

      Fifth Third Bank has managed pools of commingled funds since 1953. Currently, the Trust and Investment Division manages 6 such pools with total assets of over $509.7 million.

      As part of their regular banking operations, Fifth Third Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of Fifth Third Bank. The lending relationship will not be a factor in the selection of securities.

DISTRIBUTION OF FUND SHARES

BISYS Fund Services L.P. serves as the distributor for the Trust. BISYS Fund Services L.P. is wholly-owned by BISYS Group, Inc., 150 Clove Road, Little Falls, NJ 07424, a publicly owned company engaged in information processing and recordkeeping services to and through banking and other financial organizations.

PAYMENTS TO FINANCIAL INSTITUTIONS. The distributor, the Advisor, or their affiliates may offer to pay a fee from their own assets to financial institutions as financial assistance for providing substantial marketing and sales support. The support may include initiating customer accounts, providing sales literature, or participating in sales, educational and training seminars (including those held at recreational facilities). Such assistance will be predicated upon the amount of shares the financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Advisor or its affiliates.

The Glass-Steagall Act limits the ability of a depository institution (such as a commercial bank or a savings and loan association) to become an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the administrative services.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. BISYS Fund Services L.P. serves as the administrator. The administrator generally assists in all aspects of the Trust's administration and operation including providing the Fund with certain administrative personnel and services necessary to operate the Fund, such as legal and accounting services. BISYS Fund Services L.P. provides these at an annual rate as specified below:



     MAXIMUM              AVERAGE AGGREGATE DAILY NET
ADMINISTRATIVE FEE            ASSETS OF THE TRUST
------------------        ---------------------------
             0.20%          of the first $1 billion
             0.18%          of the next $1 billion
             0.17%          in excess of $2 billion


The administrator may periodically waive all or a portion of its administrative fee which will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

Pursuant to a separate agreement with BISYS Fund Services L.P., Fifth Third Bank performs sub-administrative services on behalf of the Fund including providing certain administrative personnel and services necessary to operate the Fund for which it receives a fee from BISYS Fund Services L.P. computed daily and paid periodically calculated at an annual rate of 0.025% of average daily net assets.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Fifth Third Bank, Cincinnati, Ohio, is custodian for the securities and cash of the Fund, transfer agent for the shares of the Fund, and dividend disbursing agent for the Fund.

INDEPENDENT AUDITORS. The independent auditors for the Fund are Ernst & Young LLP, Cincinnati, Ohio.

NET ASSET VALUE


The Fund attempts to stabilize the net asset value of its shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

INVESTING IN THE FUND


SHARE PURCHASES

Fund shares are sold on days on which the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open for business. In connection with the sale of Fund shares, the distributor may, from time to time, offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. Purchases of Fund Shares may not be available to investors in all states.

Shares of the Fund may be purchased through a financial institution (such as a bank or broker-dealer that has a sales agreement with the distributor) or by wire or check directed to the Fund. Investors may contact the Fund toll-free at (888) 799-5353.

Payment for Share purchases may be made either by check or federal funds. Orders are considered received after payment by check is converted into federal funds and received by the custodian. This is normally the next business day after the Fund receives the check. When payment is made with federal funds, the order is considered received when federal funds are received by the custodian. Federal funds should be wired to the Fund as follows: ABA No. 042 000 314 Fifth Third Cincinnati; Attention: Fountain Square Funds Department; For Credit to: (shareholder's name and account number); For Further credit to:
Fountain Square U.S. Treasury Obligations Fund. Investors not purchasing from the Fund should consult their financial institution for wiring instructions.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Fund by an investor is $1,000. Subsequent investments must be in amounts of at least $50. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fountain Square Funds.

The minimum investment requirements do not apply with respect to accounts that have been established to automatically invest cash accumulations in the Fund. Investors participating in such arrangements may be charged separate fees by the financial institution that provides this service, and should read this prospectus along with their financial institution's agreement or other literature relating to this service.

WHAT SHARES COST

Fund shares are sold at their net asset value next determined after an order is received. The Fund does not impose a sales charge.

The net asset value is determined at 4:00 p.m. (Eastern time), Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day, and Christmas Day.

CERTIFICATES AND CONFIRMATIONS

The transfer agent for the Fund maintains a share account for each shareholder of record. Share certificates are not issued.

Detailed statements that include account balances, information on each purchase or redemption, and a report of dividends paid during the month are sent to each shareholder monthly and will serve as confirmations of all transactions in the shareholder's account for the statement period.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends will be reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Share purchase orders received by the Fund before 11:00 a.m. (Eastern time) earn dividends that day.

CAPITAL GAINS

If the Fund experiences capital gains, it could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

EXCHANGES


A shareholder may exchange shares of one Fund for shares of any of the other funds in the Trust by calling the Fund toll-free at (888) 799-5353 or sending a written request to the Fund. Telephone exchange instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Shares of the Funds with a sales charge may be exchanged at net asset value for shares of other Funds with an equal sales charge or no sales charge. Shares of Funds with no sales charge acquired by direct purchase or reinvestment of dividends on such shares may be exchanged for shares of Funds with a sales charge at net asset value plus the applicable sales charge. When exchanging into and out of shares of the Funds in the Trust, shareholders who have paid a sales load once upon purchasing shares of any Fund will not have to pay a sales load again on an exchange.


Orders for exchanges of shares of money market funds must be received by 11:00 a.m. (Eastern time). Orders for exchanges of the U.S. Government Securities Fund, Quality Bond Fund, Ohio Tax Free Bond Fund, Quality Growth Fund, Mid Cap Fund, Balanced Fund, International Equity Fund, Equity Income Fund, Bond Fund For Income, and

Municipal Bond Fund must be received by 2:30 p.m. (Eastern time). Orders for exchanges are taken on any day that the Funds are open for business. Orders which are received prior to the cut-off times listed above will be executed as of the close of business that day. Orders received after the respective cut-off times will be executed at the close of the next business day.


An excessive number of exchanges may be disadvantageous to the Trust. Therefore the Trust, in addition to its right to reject any exchange, reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination.

An exchange order must comply with the requirements for a redemption and must specify the dollar value or number of shares to be exchanged. Exchanges are subject to the minimum initial investment requirement of the Fund being acquired. An exchange constitutes a sale for federal income tax purposes.

The exchange privilege is only available in states where shares of the Fund being acquired may legally be sold. Before the exchange, a shareholder must receive a prospectus of the Fund for which the exchange is being made.

REDEEMING SHARES


The Fund redeems shares at their net asset value next determined after Fifth Third Bank receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Telephone or written requests for redemption must be received in proper form and can be made through Fifth Third Bank.


BY TELEPHONE

Shares may be redeemed in any amount by calling the Fund, provided the Fund has received a properly completed authorization form. Proceeds will be mailed in the form of a check to the shareholder's address of record or by wire transfer to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redeemed Shares purchased by check or through ACH will not be wired until that method of payment has cleared. Telephone instructions will be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


For calls received by the Fund before 2:00 p.m. (Eastern time), a check will be sent to the address of record. These Shares will not be entitled to the dividend declared that day. For calls received by the Fund after 2:00 p.m. (Eastern time), proceeds will normally be dispersed the following business day. Those shares will be entitled to the dividend declared on the day the redemption request was received. In no event will proceeds be dispersed more than seven days after a proper request for redemption has been received. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.


An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from the Fund.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered.

BY MAIL

A shareholder may redeem Fund shares by sending a written request to Fifth Third Bank, Fountain Square Redemptions, M.D. 1090EC, 38 Fountain Square Plaza, Cincinnati, Ohio, 45263.

The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request. Shareholders should call the Fund for assistance in redeeming by mail.

Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

o a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund, which is administered by the Federal
     Deposit Insurance Corporation ("FDIC");

o    a member of the New York, American, Boston, Midwest, or Pacific Stock
     Exchange;

o a savings and loan association or a savings bank whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

o any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

RECEIVING PAYMENT

Normally, a check for the proceeds is mailed to the shareholder within three business days, but in no event more than seven days, after receipt of a proper written redemption request, provided the Fund or its agents have received payment for shares from the shareholder.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if, due to shareholder redemptions, the account balance falls below the required minimum value of $1,000.

Before redeeming shares to close an account, the Fund will notify the shareholder in writing and allow the shareholder 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION


VOTING RIGHTS


Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights, except that only shares of the Fund are entitled to vote on matters affecting the Fund. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or the Fund's operation and for the election of Trustees under certain circumstances. As of September 15, 1997, Fifth Third Bank may for certain purposes be deemed to control the Funds because it is owner of record of certain shares of the Funds.


Trustees may be removed by a two-thirds vote of the number of Trustees prior to such removal or by a two-thirds vote of the shareholders at a special meeting. The Trustees shall call a special meeting of shareholders upon the written request of shareholders owning at least 10% of the Trust's outstanding shares of all series entitled to vote.

MASSACHUSETTS LAW

Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust on behalf of the Fund. To protect shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders of the Fund for such acts or obligations of the Trust. These documents require inclusion of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign on behalf of the Fund.

In the unlikely event a shareholder of the Fund is held personally liable for the Trust's obligations on behalf of the Fund, the Trust is required by the Declaration of Trust to use the property of the Fund to protect or to compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder of the Fund for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust cannot meet its obligations to indemnify shareholders and to pay judgments against them from the assets of the Fund.

EFFECT OF BANKING LAWS


The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment advisor, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customer. The Fund's investment advisor, Fifth Third Bank, is subject to such banking laws and regulations.

Fifth Third Bank believes that it may perform the investment advisory services for the Fund contemplated by its advisory agreement with the Trust without violating the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent Fifth Third Bank from continuing to perform all or a part of the above services for its customers and/or the Fund. In such event, changes in the operation of the Fund may occur, including the possible alteration or termination of any automatic or other Fund share investment and redemption services then being provided by Fifth Third Bank, and the Trustees would consider alternative investment advisers and other means of continuing available investment services. It is not expected that Fund shareholders would suffer any adverse financial consequences (if another advisor with equivalent abilities to Fifth Third Bank is found) as a result of any of these occurrences.

TAX INFORMATION


FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios, if any, will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and legal tax laws.

PERFORMANCE INFORMATION


From time to time, the Fund advertises its yield and effective yield.

The yield of the Fund represents the annualized rate of income earned on an investment in the Fund over a seven-day period. It is the annualized dividends earned during the period on the investment, shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Advertisements and other sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

FOUNTAIN SQUARE U.S. TREASURY OBLIGATIONS FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 1997


The obligations listed below are issued or guaranteed by the U.S. government, its agencies of instrumentalities or secured by such obligations.


Principal                Security Description                 Amortized
 Amount                                                         Cost
---------  -------------------------------------------------  ---------
U.S. GOVERNMENT SECURITIES (21.3%)

              U.S. TREASURY NOTES (21.3%)

  10,000,000  5.75%, 9/30/97                                  10,004,926
   8,000,000  5.63%, 10/31/97                                  8,002,428
   7,000,000  5.75%, 10/31/97                                  7,002,774
  10,000,000  7.38%, 11/15/97                                 10,052,755
  20,000,000  6.00%, 12/31/97                                 20,029,493
  10,000,000  5.00%, 1/31/98                                   9,969,732
  10,000,000  5.13%, 3/31/98                                   9,942,741
  20,000,000  6.13%, 3/31/98                                  20,033,031
  20,000,000  5.88%, 4/30/98                                  20,038,307
                                                             -----------
              TOTAL U.S. GOVERNMENT SECURITIES               115,076,187
                                                             -----------

REPURCHASE AGREEMENTS (78.9%)

23,000,000  Bear Stearns & Co., 5.75%, dated 7/31/97, due
            8/1/97, collateralized by U.S. Treasury
            Bonds, 6.00%, due 2/15/26 with a value of
            $23,595,678.                                      23,000,000

23,000,000  BT Securities, 5.75%, dated 7/31/97, due
            8/1/97, collateralized by U.S. Treasury
            Notes, 6.00%, due 8/15/99 with a value of
            $23,471,000.                                      23,000,000

90,000,000  BZW Securities, 5.75%, dated 7/31/97, due
            8/1/97, collateralized by U.S. Treasury
            Notes, 6.38%, due 8/15/02 with a value of
            $54,414,443; and U.S. Treasury Notes, 3.63%, due
            7/15/02 with a value of $37,386,240.              90,000,000

23,000,000  Deutsche Bank, 5.75%, dated 7/31/97, due 8/197,
            collateralized by U.S. Treasury Bonds, 10.63%,
            due 8/15/15 with a value of $23,486,000.          23,000,000

23,000,000  First Chicago, 5.75%, dated 7/31/97, due
            8/1/97, collateralized by U.S. Treasury Bills
            due 9/14/97 with a value of $154,217
            and U.S. Treasury Notes, 5.88% - 6.75%,
            due 7/31/98 - 7/31/99 with a value of
            $23,307,981.                                      23,000,000

91,933,000  J.P. Morgan, 5.74%, dated 7/31/97, due 8/1/97,
            collateralized by U.S. Treasury Notes, 6.25%, due
            6/30/02 with a value of $21,815,037; U.S.
            Treasury Notes, 6.50%, due 5/31/02 with a value
            of $28,815,167; and U.S. Treasury Bonds, 9.00%,
            due 11/15/18 with a value of $43,141,660.         91,933,000

15,000,000  Merrill Lynch, 5.70%, dated 7/31/97, due 8/1/97, collateralized by U.S. Treasury Bills due 7/23/98
            with a value of $15,300,757.                      15,000,000

23,000,000  Nesbitt Burns, 5.75%, dated 7/31/97, due 8/1/97, collateralized by U.S. Treasury Notes, 5.63%, due
            11/30/98 with a value of $3,097,000 and U.S.
            Treasury Notes, 8.75%, due 8/15/00
            with a value of $20,349,000.                      23,000,000

23,000,000  Prudential Securities, 5.75%, dated 7/31/97, due
            8/1/97, collateralized by U.S. Treasury Bills,
            due 12/18/97 with a value of $23,460,398.         23,000,000

90,000,000  UBS Securities, 5.76%, dated 7/31/97, due 8/1/97, collaterlized by U.S. Treasury Notes, 5.00%, due
            2/15/99 with a value of $17,573,671; U.S.
            Treasury Notes, 7.88%, due 11/15/99 with a value
            of $48,482,475; U.S. Treasury Notes, 7.75%, due
            11/30/99 with a value of $284,795; and U.S.
            Treasury Notes, 7.75%, due 12/31/99 with a value
            of $25,459,637.                                   90,000,000
                                                            ------------
            TOTAL REPURCHASE AGREEMENTS                      424,933,000
                                                            ------------
            TOTAL INVESTMENTS
            (AMORTIZED COST $540,009,187)* (100.2%)          540,009,187
            LIABILITIES IN EXCESS OF OTHER ASSETS (0.2%)        (921,732)
                                                            ------------
            TOTAL NET ASSETS (100.0%)                       $539,087,455
                                                            ============

Percentages indicated are based on net assets of $539,087,455.
* Also represents cost for federal tax purposes.


(See Notes which are an integral part of the Financial Statements.)

FOUNTAIN SQUARE U.S. TREASURY OBLIGATIONS FUND
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1997



ASSETS:
Investments, at value (Amortized cost $115,076,187)                 $115,076,187
Repurchase agreements (Amortized cost $424,933,000)                  424,933,000
                                                                    ------------
 Total investments                                                  $540,009,187
Cash                                                                         768
Interest receivable                                                    1,619,411
Prepaid expenses and other assets                                            820
                                                                    ------------
  Total assets                                                       541,630,186
                                                                    ------------

LIABILITIES:
Dividends payable                                                      2,282,158
Accrued expenses and other payables:
 Investment advisory fees                                                115,995
 Administration fees                                                      37,849
 Accounting and transfer agent fees                                       15,362
 Custodian fees                                                            4,492
 Legal and audit fees                                                      8,328
 Printing                                                                 24,412
 Registration & Filing                                                    15,595
 Trustees                                                                  1,647
 Other                                                                    36,893
                                                                    ------------
  Total Liabilities                                                    2,542,731

NET ASSETS:
Paid-in capital                                                      539,034,964
Accumulated net realized gains on (losses) investment transactions        47,417
Undistributed net investment income (loss)                                 5,074
                                                                    ------------
 Net Assets                                                         $539,087,455
                                                                    ============

Outstanding units of beneficial interest (shares)                    539,040,314
                                                                    ============

Net Asset Value
 Offering and redemption price per share                                   $1.00
                                                                    ============



(See Notes which are an integral part of the Financial Statements)

FOUNTAIN SQUARE U.S. TREASURY OBLIGATIONS FUND
STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 1997



     INVESTMENT INCOME:
     Interest income                                           $26,664,238
                                                               -----------
      Total Income                                              26,664,238
                                                               -----------

     EXPENSES:
     Investment advisory fees                                   $1,965,939
     Administrative fees                                           609,651
     Portfolio accounting fees                                      91,138
     Transfer and dividend disbursing agent fees and expenses       27,820
     Trustees' fees                                                  6,711
     Audit fees                                                     11,000
     Custodian                                                      49,349
     Legal fees                                                      8,417
     Fund share registration costs                                  66,192
     Printing and postage expense                                   45,293
     Insurance expense                                              12,842
     Other                                                               0
                                                               -----------
      Total Expenses                                             2,894,352
                                                               -----------

     Less expenses voluntarily reduced                            (832,130)
                                                               -----------
      Net Expenses                                               2,062,222
                                                               -----------
       Net Investment Income                                    24,602,016
                                                               -----------

     REALIZED GAINS (LOSSES) FROM INVESTMENTS:
     Net realized gains (losses) from investment transactions       46,027
                                                               -----------
     Change in net assets resulting from operations            $24,648,043
                                                               ===========




(See Notes which are an integral part of the Financial Statements)

FOUNTAIN SQUARE U.S. TREASURY OBLIGATIONS FUND
STATEMENT OF CHANGES IN NET ASSETS




                                                                 Year Ended July 31,
                                                           --------------------------------
                                                                1997             1996
                                                           ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS--
Net investment income                                      $    24,602,016  $    19,816,920
Net realized gains on investment transactions                       46,027            1,390
                                                           ---------------  ---------------
Change in net assets resulting from operations                  24,648,043       19,818,310
                                                           ---------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
Dividends to shareholders from net investment income           (24,602,021)     (19,811,841)
                                                           ---------------  ---------------
Change in net assets from distributions to shareholders        (24,602,021)     (19,811,841)
                                                           ---------------  ---------------
FUND SHARE (PRINCIPAL) TRANSACTIONS--
Proceeds from sale of shares                                 1,825,126,116    1,423,327,002
Net asset value of shares issued to shareholders in
payment of dividends declared                                    5,305,436        2,033,312
Cost of shares redeemed                                     (1,780,618,543)  (1,257,778,477)
                                                           ---------------  ---------------
Change in net assets from Fund share transactions               49,813,009      167,581,837
                                                           ---------------  ---------------
Change in net assets                                            49,859,031      167,588,306

NET ASSETS:
Beginning of period                                            489,228,424      321,640,118
                                                           ---------------  ---------------
End of period                                              $   539,087,455  $   489,228,424
                                                           ===============  ===============


(See Notes which are an integral part of the Financial Statements)

FOUNTAIN SQUARE U.S. TREASURY OBLIGATIONS FUND
NOTES TO FINANCIAL STATEMENTS
JULY 31, 1997


(1) ORGANIZATION

Fountain Square Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. At July 31, 1997, the Trust consisted of thirteen separate investment portfolios. The accompanying financial statements and notes relate only to the Fountain Square U.S. Treasury Obligations Fund (the "Fund").


The investment objective of the Fund is to achieve stability of principal and current income consistent with stability of principal. The Fund pursues its objective by investing in short-term U.S. Treasury obligations.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. SECURITIES VALUATIONS--Investments of the Fund are valued at either amortized cost, which approximates market value, or at original cost, which combined with accrued interest approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. In addition, the Fund may not (a) purchase any instruments with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

B. REPURCHASE AGREEMENTS--The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's advisor to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). It is the policy of the Fund to require the custodian or sub-custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

C. SECURITIES TRANSACTIONS AND RELATED INCOME--Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

D. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement date.

E. DIVIDENDS TO SHAREHOLDERS--Dividends from net investment income are declared daily and paid monthly and distributable net realized gains, if any, are declared and distributed at least annually. Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses.

F. FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.



(3) SHARES OF BENEFICIAL INTEREST

Transactions in Fund shares were as follows:

                                                OBLIGATIONS FUND
                                                 U.S. TREASURY
                                         -------------------------------
                                          Year Ended       Year Ended
                                            7/31/97          7/31/96
                                         --------------  ---------------
Shares sold                               1,825,126,116    1,423,327,002
Shares issued to shareholders
 in payment of distributions declared         5,305,436        2,033,312
Shares redeemed                          (1,780,618,543)  (1,257,778,477)
Net change resulting from Fund share     --------------   --------------
 transactions                                49,813,009      167,581,837
                                         ==============   ==============


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Fifth Third Bank, the Fund's investment advisor (the "Advisor"), receives for its services an annual investment advisory fee of 0.40%, which is based on a percentage of the Fund's average daily net assets.


The Advisor may voluntarily choose to waive a portion of its fee and reimburse certain operating expenses of the Fund. The Advisor can modify or terminate this voluntary waiver and reimbursement at any time at its sole discretion.
For the year ended July 31, 1997, the Advisor waived $655,154 in advisory fees.

ADMINISTRATIVE FEE==Effective December 1, 1996, BISYS Fund Services ("BISYS") became the Trust's administrator. The administrator generally assists in all aspects of the Trust's administration and operation including providing the Fund with certain administrative personnel and services necessary to operate the Fund. Also effective December 1, 1995, pursuant to a separate agreement with BISYS, Fifth Third Bank performs sub-administrative services on behalf of the Fund, for which it receives a fee from BISYS computed daily as a percentage of the daily net assets of the Fund. Under the terms of the administration agreement, BISYS' fees are computed daily as a percentage of the average net assets of the Trust for the period. Administration fees are computed at 0.20% of first $1 billion of net assets of the Trust, 0.18% of net assets of the Trust between $1 billion and $2 billion, and 0.17% of more than $2 billion of net assets of the Trust. For the fiscal year ended July 31, 1997, BISYS waived $176,976 in administrative fees.

TRANSFER AND DIVIDEND DISBURSING AGENT, ACCOUNTING AND CUSTODIAN FEES--Fifth Third Bank serves as transfer and dividend disbursing agent for the Funds for which it receives a fee. Fifth Third Bank sub-contracts the execution of the transfer and dividend disbursing agent functions to a non-affiliated entity. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses. For the year ended July 31, 1997, Fifth Third Bank received $27,820 for transfer and dividend disbursing agent fees.

Fifth Third Bank is the Fund's custodian and portfolio accountant for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses. Fifth Third Bank received fees of $49,349 and $91,138 for custodian and portfolio accounting services, respectively for the fiscal year ended July 31, 1997.


Certain of the Officers and Trustees of the Trust are Officers and Trustees of the above companies.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


To the Board of Trustees and Shareholders of FOUNTAIN SQUARE FUNDS:


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Fountain Square U.S. Treasury Obligations Fund (one of the portfolios comprising Fountain Square Funds), as of July 31, 1997, and the related statement of operations for the year then ended, and statement of changes in net assets and financial highlights for the periods presented therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1997, by correspondence with the custodian and brokers.
An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fountain Square U.S. Treasury Obligations Fund at July 31, 1997, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for the periods presented therein, in conformity with generally accepted accounting principles.

                                       ERNST & YOUNG LLP


Cincinnati, Ohio
September 12, 1997

ADDRESSES



          Fountain Square U.S. Treasury  Fountain Square Funds
          Obligations Fund               c/o Fifth Third Bank
                                         38 Fountain Square Plaza
                                         Cincinnati, Ohio 45263

Investment Adviser
          Fifth Third Bank               38 Fountain Square Plaza
                                         Cincinnati, Ohio 45263

Custodian, Transfer Agent, Dividend Disbursing Agent and Sub-Administrator
          Fifth Third Bank               38 Fountain Square Plaza
                                         Cincinnati, Ohio 45263

Distributor and Administrator
BISYS Fund Services, L.P.                3435 Stelzer Road
                                         Columbus, Ohio 43219

Independent Auditors
          Ernst & Young LLP              1300 Chiquita Center
                                         250 East Fifth Street
                                         Cincinnati, Ohio 45202

                           FOUNTAIN SQUARE GOVERNMENT
                               CASH RESERVES FUND

                     (A PORTFOLIO OF FOUNTAIN SQUARE FUNDS)

                               INVESTMENT SHARES

                                  TRUST SHARES

                  COMBINED STATEMENT OF ADDITIONAL INFORMATION


The Trust Shares and Investment Shares of Fountain Square Government Cash Reserves Fund (the "Fund") represent interests in a diversified portfolio of securities. This Combined Statement of Additional Information should be read with the prospectus for Trust Shares and Investment Shares dated September 30, 1997. This Statement is not a prospectus itself. To receive a copy of the prospectus, please write the Fund or call toll-free (888) 799-5353.


FOUNTAIN SQUARE FUNDS
C/O FIFTH THIRD BANK
38 FOUNTAIN SQUARE PLAZA
CINCINNATI, OHIO 45263


                       Statement dated September 30, 1997

TABLE OF CONTENTS




GENERAL INFORMATION ABOUT THE FUND...............................................  1

INVESTMENT OBJECTIVE AND POLICIES................................................  1
       Types of Investments......................................................  1
               Variable Rate U.S. Government Securities..........................  1
       When-Issued and Delayed Delivery Transactions.............................  1
       Investment Limitations....................................................  2
               Selling Short and Buying On Margin................................  2
               Issuing Senior Securities and Borrowing Money.....................  2
               Pledging Assets...................................................  2
               Lending Cash or Securities........................................  2
               Investing in Securities of Other Investment Companies.............  2
               Investing in Illiquid Securities..................................  2

FOUNTAIN SQUARE FUNDS MANAGEMENT.................................................  3
       Officers and Trustees.....................................................  3
       Fund Ownership............................................................  4
       Trustees' Compensation....................................................  5
       Trustee Liability.........................................................  5

INVESTMENT ADVISORY SERVICES.....................................................  5
       Advisor to the Fund.......................................................  5
       Advisory Fees.............................................................  6

BROKERAGE TRANSACTIONS...........................................................  6

ADMINISTRATIVE SERVICES..........................................................  6
       Transfer Agent and Dividend Disbursing Agent..............................  7

PURCHASING SHARES................................................................  7
       Distribution Plan (Investment Shares).....................................  7
       Conversion to Federal Funds...............................................  8

DETERMINING NET ASSET VALUE......................................................  8
       Use of the Amortized Cost Method..........................................  8
               Monitoring Procedures.............................................  8
               Investment Restrictions...........................................  8

REDEEMING SHARES.................................................................  9
       Redemption in Kind........................................................  9

TAX STATUS.......................................................................  9
       The Fund's Tax Status.....................................................  9
       Shareholders' Tax Status..................................................  9
               Capital Gains..................................................... 10
       State and Local Taxes..................................................... 10

YIELD............................................................................ 10

EFFECTIVE YIELD.................................................................. 11

PERFORMANCE COMPARISONS.......................................................... 11

GENERAL INFORMATION ABOUT THE FUND


Fountain Square Government Cash Reserves Fund (the "Fund") is a portfolio in the Fountain Square Funds (the "Trust"). The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988.

Shares of the Fund are offered in two classes, Trust Shares and Investment Shares (individually and collectively known as "Shares"). This combined statement of additional information relates to the above-mentioned Shares of the Fund.

INVESTMENT OBJECTIVE AND POLICIES


The Fund's investment objective is to provide high current income consistent with stability of principal and liquidity. The investment objective cannot be changed without approval of shareholders. The Fund intends to limit its investments to those U.S. government securities whose interest is generally exempt from personal income tax in the various states if owned directly. However, from time to time, the Fund may also invest in other U.S. government securities if the adviser deems it advantageous to do so. Please see the "Tax Status" section of this statement of additional information.

TYPES OF INVESTMENTS

The Fund invests primarily in short-term U.S. government securities.

      VARIABLE RATE U.S. GOVERNMENT SECURITIES

      Some of the short-term U.S. government securities the Fund may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate.

      Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities.

      The Fund may purchase variable rate U.S. government securities upon the determination by the Board of Trustees that the interest rate as adjusted will cause the instrument to have a current market value that approximates its par value on the adjustment date.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

INVESTMENT LIMITATIONS

      SELLING SHORT AND BUYING ON MARGIN

      The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of transactions.

      ISSUING SENIOR SECURITIES AND BORROWING MONEY

      The Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.

      The Fund will not borrow money except as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.

      PLEDGING ASSETS

      The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the pledge.

      LENDING CASH OR SECURITIES

      The Fund will not lend any of its assets, except that it may purchase or hold U.S. government securities permitted by its investment objective, policies and limitations.

The above investment limitations cannot be changed without shareholder approval. The Fund does not consider the issuance of separate classes of shares to involve the issuance of "senior securities" within the meaning of the investment limitation set forth above. The following limitations, however, may be changed by the Board of Trustees (the "Trustees") without shareholder approval. Shareholders will be notified before any material change in those limitations becomes effective.

      INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

      The Fund can acquire up to 3% of the total outstanding securities of other investment companies. The Fund will limit its investments in the securities of other investment companies to those money market funds having investment objectives and policies similar to its own. The Fund will purchase securities of other investment companies only in open-market transactions involving no more than customary broker's commissions. However, there is no limitation applicable to securities of any investment company acquired in a merger, consolidation, or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees, and, therefore, any investment by the Fund in such shares would be subject to customary expenses.

      INVESTING IN ILLIQUID SECURITIES

      The Fund will not invest more than 10% of the value of its net assets in illiquid securities.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

For the purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

FOUNTAIN SQUARE FUNDS MANAGEMENT


OFFICERS AND TRUSTEES

Officers and Trustees are listed with their addresses, principal occupations, and present positions. Except as listed below, none of the Trustees or Officers are affiliated with The Fifth Third Bank ("Fifth Third Bank"), Fifth Third Bancorp, or BISYS Fund Services, L.P.



Albert E. Harris
5905 Graves Road
Cincinnati, OH
Birthdate:  July 2, 1932

Chairman of the Board of Trustees

Formerly, Chairman of the Board EDB Holdings, Inc. (retired July, 1993).



Edward Burke Carey
394 East Town Street
Columbus, OH
Birthdate:  July 2, 1945

Member of the Board of Trustees

President of Carey Leggett Realty Advisors.



Lee A. Carter
2120 Star Bank Center
425 Walnut Street
Cincinnati, OH
Birthdate:  December 17, 1938


Member of the Board of Trustees

Formerly, President, Local Marketing Corporation (retired December 31, 1993).

Stephen G. Mintos
3435 Stelzer Road
Columbus, Ohio  43219-3035
Birthdate:  February 5, 1954

President

From January 1987 to the present, employee of BISYS Fund Services, Inc.


George R. Landreth
3435 Stelzer Road
Columbus, Ohio  43219-3035
Birthdate:  July 11, 1942

Vice President


From December 1992 to present, employee of BISYS Fund Services, Inc.; from July 1991 to December 1992, employee of PNC Financial Corporation.




Jeffrey C. Cusick
3435 Stelzer Road
Columbus, Ohio  43219-3035
Birthdate:  May 19, 1959

Secretary and Treasurer

From July 1995 to present, employee of BISYS Fund Services, Inc.; from September 1993 to July 1995, Assistant Vice President, Federated Administrative Services; from 1989 to September 1993, Manager, Client Services, Federated Administrative Services.



FUND OWNERSHIP


Officers and Trustees own less than 1% of the Fund's outstanding Shares. As of July 31, 1997, Fifth Third Bank as nominee for numerous trust and agency accounts, was the owner of record of $162,542,539 Trust Shares (100%) of the Fund.

As of July 31, 1997, no shareholders of record owned 5% or more of the outstanding Investment Shares of the Fund.

TRUSTEES' COMPENSATION



NAME,                   AGGREGATE
POSITION WITH           COMPENSATION FROM
TRUST                   TRUST *+

Edward Burke Carey      $7,800
Trustee

Lee A. Carter           $6,600
Trustee

Albert E. Harris        $9,800
Trustee

*Information is furnished for the fiscal year ended July 31, 1997. The Trust is the only investment company in the Fund complex.

+The aggregate compensation is provided for the Trust which is comprised of thirteen portfolios.


TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES


ADVISOR TO THE FUND

The Fund's investment advisor is Fifth Third Bank (the "Advisor"). It provides investment advisory services through its Trust and Investment Division. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Bancorp.

The Advisor shall not be liable to the Trust, the Fund or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

ADVISORY FEES

For its advisory services, Fifth Third Bank receives an annual investment advisory fee as described in the prospectus.


For the fiscal years ended July 31, 1997, 1996, and 1995, the Advisor earned $985,974, $746,543 and $604,802, respectively, of which $135,083, $139,471 and
$152,445, respectively, were voluntarily waived because of undertakings to limit the Fund's expenses.


BROKERAGE TRANSACTIONS


When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Advisor looks for prompt execution of the order at a favorable price. In working with dealers, the Advisor will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Advisor makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.

The Advisor may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Advisor and may include:

o    advice as to the advisability of investing in securities;

o    security analysis and reports;

o    economic studies;

o    industry studies;

o    receipt of quotations for portfolio evaluations; and

o    similar services.

The Advisor and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Research services provided by brokers and dealers may be used by the Advisor in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Advisor or its affiliates might otherwise have paid, it would tend to reduce expenses.


For the fiscal years ended July 31, 1997, 1996 and 1995, the Fund did not pay any commissions on brokerage transactions.


ADMINISTRATIVE SERVICES


Until December 1, 1995, Federated Administrative Services ("FAS"), a subsidiary of Federated Investors, provided administrative personnel and services to the Fund for a fee as described in the prospectus. For the four-month period ending December 1, 1995, and for the fiscal year ended July 31, 1995, the Fund incurred administrative fees of $63,639 and $166,528, respectively.

Effective December 1, 1995, BISYS Fund Services L.P., 3435 Stelzer Road, Columbus, Ohio 43219, provided administrative services to the Fund for the fees set forth in the prospectus. For the fiscal years ended July 31, 1997 and 1996, BISYS Fund Services, L.P. earned administrative fees of $301,449 and $89,928, respectively, of which $84,441 and $0 were voluntarily waived.

Effective December 1, 1995, pursuant to a separate agreement with BISYS Fund Services L.P., Fifth Third Bank performed sub-administrative services on behalf of the Fund, for which it received compensation from BISYS Fund Services L.P. For the fiscal years ended July 31, 1997 and 1996, Fifth Third Bank received sub-administrative fees of $61,623 and $28,258, respectively.


Under the custodian agreement, Fifth Third Bank holds the Fund's portfolio securities and keeps all necessary records and documents relating to its duties. Fifth Third Bank's fees for custody services are based upon the market value of Fund securities held in custody plus out-of-pocket expenses.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Fifth Third Bank serves as transfer agent and dividend disbursing agent for the Funds. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders.

Fifth Third Bank also maintains the Trust's accounting records. The fee paid for this service is based upon the level of the Funds' average net assets for the period plus out-of-pocket expenses.

PURCHASING SHARES


Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open for business. The procedure for purchasing Shares is explained in the prospectus under "Investing in the Fund."

DISTRIBUTION PLAN (INVESTMENT SHARES)

With respect to the Investment Shares class of the Fund, the Trust has adopted a Plan pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940. The Plan provides for payment of fees to the distributor to finance any activity which is principally intended to result in the sale of Investment Shares of the Fund subject to the Plan. Such activities may include the advertising and marketing of Investment Shares; preparing, printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan the distributor may pay fees to brokers for distribution and administrative services and to administrators for administrative services as to Investment Shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to: communicating account openings; communicating account closings; entering purchase transactions; entering redemption transactions; providing or arranging to provide accounting support for all transactions, wiring funds and receiving funds for Investment Share purchases and redemptions, confirming and reconciling all transactions, reviewing the activity in Fund accounts, and providing training and supervision of broker personnel; posting and reinvesting dividends to Fund accounts or arranging for this service to be performed by the Fund's transfer agent; and maintaining and distributing current copies of prospectuses and shareholder reports to the beneficial owners of Investment Shares and prospective shareholders.

The Trustees expect that the adoption of the Plan will result in the sale of sufficient number of Investment Shares so as to allow the Fund to achieve economic viability. It is also anticipated that an increase in the size of the Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective.


For the fiscal years ended July 31, 1997 and 1996, distribution fees applicable to Investment Shares paid to the Fund's distributor amounted to $338,716 and $214,512, all of which were voluntarily waived.


CONVERSION TO FEDERAL FUNDS

It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Fifth Third Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

DETERMINING NET ASSET VALUE


The Fund attempts to stabilize the value of a share at $1.00. The days on which net asset value is calculated by the Fund are described in the prospectus.

USE OF THE AMORTIZED COST METHOD

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective.

      MONITORING PROCEDURES

      The Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than
      0.50 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

      INVESTMENT RESTRICTIONS

      The Rule requires that the Fund limit its investments to instruments that, in the opinion of the Trustees, present minimal credit risks and if rated, have received the requisite rating from one or more nationally recognized statistical rating organizations. If the instruments are not rated, the Trustees must determine that they are of comparable quality. Shares of investment companies purchased by the Fund will meet these same criteria and will have investment policies consistent with the Rule. The Rule also requires the Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instruments with a remaining maturity of more than 397 days can be purchased by the Fund.

      Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.

      The Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.

      In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.

      In periods of rising interest rates, the indicated daily yield on shares of the Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

REDEEMING SHARES


Shares are redeemed at the next computed net asset value after the Fund receives the redemption request. Redemption procedures are explained in the respective prospectuses under "Redeeming Shares." Although the Custodian does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $10,000.

REDEMPTION IN KIND

The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

TAX STATUS


THE FUND'S TAX STATUS

The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

    o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

    o derive less than 30% of its gross income from the sale of securities held less than three months;

    o     invest in securities within certain statutory limits; and

    o distribute to its shareholders at least 90% of its net income earned during the year.

SHAREHOLDERS' TAX STATUS

Shareholders are subject to federal income tax on dividends received as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends and any short-term capital gains are taxable as ordinary income.

      CAPITAL GAINS

      Capital gains experienced by the Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

STATE AND LOCAL TAXES

The Fund intends to limit its investments to U.S. government securities paying interest which, if owned directly by shareholders of the Fund, would generally be exempt from state personal income tax. However, from time to time, the Fund may also invest in other U.S. government securities if the Advisor deems it advantageous to do so. Moreover, under the laws of some states, the net investment income generally distributed by the Fund may be taxable to shareholders. State laws differ on this issue, and shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

YIELD


The yield for Investment Shares and Trust Shares were 5.05% and 5.03%, respectively, for the seven-day period ended July 31, 1997.


The Fund calculates the yield for both classes of shares daily, based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by:

    o determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares;

    o dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and

    o     multiplying the base period return by (365/7).

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in either class of shares, the performance will be reduced for those shareholders paying those fees.

EFFECTIVE YIELD



The effective yield for Investment Shares and Trust Shares were 5.05% and 5.05% respectively, for the seven-day period ended July 31, 1997.


The Fund's effective yield for both classes of shares is computed by compounding the unannualized base period return by:

    o    adding 1 to the base period return;

    o    raising the sum to the 365/7th power; and

    o    subtracting 1 from the result.

PERFORMANCE COMPARISONS


The performance of both classes of shares depends upon such variables as:

    o    portfolio quality;

    o    average portfolio maturity;

    o    type of instruments in which the portfolio is invested;

    o    changes in interest rates on money market instruments;

    o    changes in expenses of the Fund or of either class of shares; and

    o    the relative amount of Fund cash flow.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price.

    o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking for either class of shares in the "short-term U.S. government funds" category in advertising and sales literature.

    o SALOMON 30 DAY TREASURY BILL INDEX is a weekly quote of the most representative yields for selected securities issued by the U.S. Treasury, maturing in 30 days.

    o DONOGHUE'S MONEY FUND REPORT publishes annualized yields of hundreds of money market funds on a weekly basis and through its Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

Advertisements and other sales literature for either class of shares may refer to total return. Total return is the historic change in the value of an investment in either class of shares based on the reinvestment of dividends over a specified period of time.

                     FOUNTAIN SQUARE COMMERCIAL PAPER FUND

                     (A PORTFOLIO OF FOUNTAIN SQUARE FUNDS)

                               INVESTMENT SHARES

                                  TRUST SHARES

                  COMBINED STATEMENT OF ADDITIONAL INFORMATION










The Trust Shares and Investment Shares of Fountain Square Commercial Paper Fund (the "Fund") represent interests in a diversified portfolio of securities.
This Combined Statement of Additional Information should be read with the prospectus for Trust Shares and Investment Shares dated September 30, 1997. This Statement is not a prospectus itself. To receive a copy of the prospectus, please write the Fund or call toll-free, (888) 799-5353.


FOUNTAIN SQUARE FUNDS
C/O FIFTH THIRD BANK
38 FOUNTAIN SQUARE PLAZA
CINCINNATI, OHIO  45263


                       Statement dated September 30, 1997

TABLE OF CONTENTS



GENERAL INFORMATION ABOUT THE FUND.................................................  1

INVESTMENT OBJECTIVES AND POLICIES.................................................  1
        Types of Investments.......................................................  1

                U.S. Government Obligations........................................  1
                Bank Instruments...................................................  2

        When-Issued and Delayed Delivery Transactions..............................  2
        Repurchase Agreements......................................................  2
        Reverse Repurchase Agreements..............................................  2
        Investment Limitations.....................................................  3

                Selling Short and Buying on Margin.................................  3
                Issuing Senior Securities and Borrowing Money......................  3
                Pledging Securities................................................  3
                Investing in Commodities, Commodity Contracts, or Real Estate......  3
                Underwriting.......................................................  3
                Lending Cash or Securities.........................................  3
                Acquiring Securities...............................................  3
                Diversification of Investments.....................................  3
                Concentration of Investments.......................................  4
                Investing in Securities of Other Investment Companies..............  4
                Investing in Restricted Securities.................................  4
                Investing in New Issuers...........................................  4
                Investing in Minerals..............................................  4


FOUNTAIN SQUARE FUNDS MANAGEMENT...................................................  5
        Officers and Trustees......................................................  5
        Fund Ownership.............................................................  6
        Trustees' Compensation.....................................................  7
        Trustee Liability..........................................................  7


INVESTMENT ADVISORY SERVICES.......................................................  7
        Advisor to the Fund........................................................  7
        Advisory Fees..............................................................  8

BROKERAGE TRANSACTIONS.............................................................  8

ADMINISTRATIVE SERVICES............................................................  8
        Transfer Agent and Dividend Disbursing Agent...............................  9

PURCHASING SHARES..................................................................  9
        Distribution Plan (Investment Shares)......................................  9
        Conversion to Federal Funds................................................ 10

DETERMINING NET ASSET VALUE........................................................ 10
        Use of the Amortized Cost Method........................................... 10

                Monitoring Procedures.............................................. 10
                Investment Restrictions............................................ 10


REDEEMING SHARES................................................................... 11
        Redemption in Kind......................................................... 11

TAX STATUS......................................................................... 12
        The Fund's Tax Status...................................................... 12
        Shareholders' Tax Status................................................... 12

YIELD.............................................................................. 12

EFFECTIVE YIELD.................................................................... 13

PERFORMANCE COMPARISONS............................................................ 13

GENERAL INFORMATION ABOUT THE FUND


Fountain Square Commercial Paper Fund (the "Fund") is a portfolio in the Fountain Square Funds (the "Trust"). The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988.

Shares of the Fund are offered in two classes, Trust Shares and Investment Shares (individually and collectively referred to as "Shares"). This Combined Statement of Additional Information relates to the above-mentioned Shares of the Fund.

INVESTMENT OBJECTIVES AND POLICIES


The Fund's investment objective is to provide current income consistent with stability of principal. The investment objective cannot be changed without approval of shareholders.

TYPES OF INVESTMENTS

The Fund invests in money market instruments which mature in 13 months or less. At least 65% of the assets of the Fund will be invested in commercial paper. The remaining portion of Fund assets will be invested in money market instruments which include, but are not limited to, bank instruments and U.S. government obligations.

The instruments of banks and savings and loans whose deposits are insured by Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"), such as certificates of deposit, demand and time deposits, and bankers' acceptances, are not necessarily guaranteed by that organization.

      U.S. GOVERNMENT OBLIGATIONS

      The types of U.S. government obligations in which the Fund may invest generally include direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds, and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:


      o    the full faith and credit of the U.S. Treasury;

      o    the issuer's right to borrow from the U.S. Treasury;

      o the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

      o    the credit of the agency or instrumentality issuing the obligations.

      Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:

      o    Farm Credit Banks;

      o    Federal Home Loan Banks;

      o    Federal National Mortgage Association;

      o    Student Loan Marketing Association; and

      o    Federal Home Loan Mortgage Corporation.

     BANK INSTRUMENTS

      In addition to domestic bank obligations such as certificates of deposit, demand and time deposits, and bankers' acceptances, the Fund may invest in:

      o Eurodollar Certificates of Deposit issued by foreign branches of U.S. or foreign banks;

      o Eurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; and

      o Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

REPURCHASE AGREEMENTS

The Fund or its custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers, which are deemed by the Fund's Advisor to be creditworthy, pursuant to guidelines established by the Board of Trustees (the "Trustees").

REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on the Fund's records at the trade date. These securities are market to market daily and maintained until the transaction is settled.

INVESTMENT LIMITATIONS

      SELLING SHORT AND BUYING ON MARGIN

      The Fund will not sell any money market instruments short or purchase any money market instruments on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of money market instruments.

      ISSUING SENIOR SECURITIES AND BORROWING MONEY

      The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. Any direct borrowings need not be collateralized.

      PLEDGING SECURITIES

      The Fund will not pledge securities.

      INVESTING IN COMMODITIES, COMMODITY CONTRACTS, OR REAL ESTATE

      The Fund will not invest in commodities, commodity contracts, or real estate, except that it may purchase money market instruments issued by companies that invest in real estate or sponsor such interests.

      UNDERWRITING

      The Fund will not engage in underwriting of securities issued by others.

      LENDING CASH OR SECURITIES

      The Fund will not lend any of its assets, except that it may purchase or hold money market instruments, including repurchase agreements and variable rate demand notes, permitted by the investment objective and policies.

      ACQUIRING SECURITIES

      The Fund will not acquire the voting securities of any issuer. It will not invest in securities of a company for the purpose of exercising control or management.

      DIVERSIFICATION OF INVESTMENTS

      With respect to 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer having a value of more than 5% of the value of its total assets except repurchase agreements and U.S. government obligations. The total amount of the remaining 25% of the value of the Fund's total assets may be invested in a single issuer if the investment Advisor believes such a strategy to be prudent.

      The Fund considers the type of bank obligations it purchases to be cash items.

      CONCENTRATION OF INVESTMENTS

      The Fund will not invest more than 25% of the value of its total assets in any one industry except commercial paper of finance companies.

      However, the Fund reserves the right to invest more than 25% of its net assets in domestic bank instruments (such as time and demand deposits and certificates of deposit), U.S. government obligations or instruments secured by these money market instruments, such as repurchase agreements. The Fund will not invest more than 25% of its net assets in instruments of foreign banks.

      INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

      The Fund can acquire up to 3% of the total outstanding securities of other investment companies. The Fund will limit its investments in the securities of other investment companies to those of money market funds having investment objectives and policies similar to its own. The Fund will purchase securities of other investment companies only in open-market transactions involving no more than customary broker's commissions. However, there is no limitation applicable to securities of any investment company acquired in a merger, consolidation, or acquisition of assets.

The above investment limitations cannot be changed without shareholder approval. The Fund does not consider the issuance of separate classes of shares to involve the issuance of "senior securities" within the meaning of the investment limitation set forth above. The following investment limitations, however, may be changed by Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

      INVESTING IN RESTRICTED SECURITIES

      The Fund will not invest more than 10% of the value of its net assets in securities which are subject to restrictions on resale under federal securities laws.

      INVESTING IN NEW ISSUERS

      The Fund will not invest more than 5% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor.

      INVESTING IN MINERALS

      The Fund will not purchase interests in oil, gas, or other mineral exploration or development programs or leases, although it may purchase the securities of issuers which invest in or sponsor such programs.



Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

For the purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

FOUNTAIN SQUARE FUNDS MANAGEMENT


OFFICERS AND TRUSTEES

Officers and Trustees of the Trust are listed with their addresses, principal occupations, and present positions. Except as listed below, none of the Trustees or Officers are affiliated with The Fifth Third Bank ("Fifth Third Bank"), Fifth Third Bancorp, or BISYS Fund Services, L.P.



Albert E. Harris
5905 Graves Road
Cincinnati, OH
Birthdate:  July 2, 1932

Member of the Board of Trustees

Formerly, Chairman of the Board EDB Holdings, Inc. (retired July, 1993).



Edward Burke Carey
394 East Town Street
Columbus, OH
Birthdate:  July 2, 1945

Member of the Board of Trustees

President of Carey Leggett Realty Advisors.




Lee A. Carter
2120 Star Bank Center
425 Walnut Street
Cincinnati, OH
Birthdate:  December 17, 1938


Member of the Board of Trustees

Formerly, President, Local Marketing Corporation (retired December 31, 1993).

Stephen G. Mintos
3435 Stelzer Road
Columbus, Ohio  43219-3035
Birthdate:  February 5, 1954

President

From January 1987 to the present, employee of BISYS Fund Services, Inc.


George R. Landreth
3435 Stelzer Road
Columbus, Ohio  43219-3035
Birthdate:  July 11, 1942

Vice President


From December 1992 to present, employee of BISYS Fund Services, Inc.; from July 1991 to December 1992, employee of PNC Financial Corporation.



Jeffrey C. Cusick
3435 Stelzer Road
Columbus, Ohio  43219-3035
Birthdate:  May 19, 1959

Secretary and Treasurer

From July 1995 to present, employee of BISYS Fund Services, Inc.; from September 1993 to July 1995, Assistant Vice President, Federated Administrative Services; from 1989 to September 1993, Manager, Client Services, Federated Administrative Services.



FUND OWNERSHIP

Officers and Trustees own less than 1% of the Fund's outstanding Shares.


As of July 31, 1997, Fifth Third Bank as nominee for numerous trust and agency accounts, was the owner of record of 341,827,864 Trust Shares (100%) of the Fund.

As of July 31, 1997, no shareholders of record owned 5% or more of the outstanding Investment Shares of the Fund.

TRUSTEES' COMPENSATION




                           NAME,              AGGREGATE
                           POSITION WITH      COMPENSATION FROM
                           TRUST              TRUST *+
                           Edward Burke Carey  $7,800
                           Trustee

                           Lee A. Carter       $6,600
                           Trustee

                           Albert E. Harris    $9,800
                           Trustee


*Information is furnished for the fiscal year ended July 31, 1997. The Trust is the only investment company in the Fund complex.

+The aggregate compensation is provided for the Trust which is comprised of thirteen portfolios.


TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES


ADVISOR TO THE FUND

The Fund's investment Advisor is Fifth Third Bank (the "Advisor"). It provides investment advisory services through its Trust and Investment Division. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Bancorp.

The Advisor shall not be liable to the Trust, the Fund or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Because of the internal controls maintained by Fifth Third Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Fifth Third Bank's or its affiliates' lending relationships with an issuer.

ADVISORY FEES

For its advisory services, Fifth Third Bank receives an annual investment advisory fee as described in the prospectus.


For the fiscal years ended July 31, 1997, 1996 and 1995, the Advisor earned $1,357,544, $1,073,513 and $958,506, respectively, of which $139,109, $182,807 and $190,170, were voluntarily waived because of undertakings to limit the Fund's expenses.


BROKERAGE TRANSACTIONS


When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Advisor looks for prompt execution of the order at a favorable price. In working with dealers, the Advisor will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Advisor makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.

The Advisor may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Advisor and may include:

     o    advice as to the advisability of investing in securities;

     o    security analysis and reports;

     o    economic studies;

     o    industry studies;

     o    receipt of quotations for portfolio evaluations; and

     o    similar services.

The Advisor and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Research services provided by brokers and dealers may be used by the Advisor in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Advisor or its affiliates might otherwise have paid, it would tend to reduce expenses.

For the fiscal years ended July 31, 1997, 1996 and 1995, the Fund did not pay any commissions on brokerage transactions.

ADMINISTRATIVE SERVICES


Until December 1, 1995, Federated Administrative Services ("FAS"), a subsidiary of Federated Investors, provided administrative personnel and services to the Fund for a fee as described in the prospectus. For the four-month period ending December 1, 1995, and for the fiscal year ended July 31, 1995, the Fund incurred administrative fees of $88,764 and $166,528, respectively.

Effective December 1, 1995, BISYS Fund Services L.P., 3435 Stelzer Road, Columbus, Ohio 43219, provided administrative services to the Fund for the fees set forth in the prospectus. For the fiscal years ended July 31, 1997 and 1996, BISYS Fund Services L.P. earned administrative fees of $426,394 and $127,811, respectively, of which $128,042 and $0 were voluntarily waived.

Effective December 1, 1995, pursuant to a separate agreement with BISYS Fund Services L.P., Fifth Third Bank performed sub-administrative services on behalf of the Fund, for which it received compensation from BISYS Fund Services L.P. For the fiscal years ended July 31, 1997 and 1996, Fifth Third Bank received sub-administrative fees of $84,846 and $39,898, respectively.


Under the custodian agreement, Fifth Third Bank holds the Fund's portfolio securities and keeps all necessary records and documents relating to its duties. Fifth Third Bank's fees for custody services are based upon the market value of Fund securities held in custody plus out-of-pocket expenses.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Fifth Third Bank serves as transfer agent and dividend disbursing agent for the Funds. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders.

Fifth Third Bank also maintains the Trust's accounting records. The fee paid for this service is based upon the level of the Funds' average net assets for the period plus out-of-pocket expenses.

PURCHASING SHARES


Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open for business. The procedure for purchasing Shares is explained in the prospectus under "Investing in the Fund."

DISTRIBUTION PLAN (INVESTMENT SHARES)

With respect to the Investment Shares class of the Fund, the Trust has adopted a Plan pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940. The Plan provides for payment of fees to the distributor to finance any activity which is principally intended to result in the sale of Investment Shares of the Fund subject to the Plan. Such activities may include the advertising and marketing of Investment Shares; preparing, printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan the distributor may pay fees to brokers for distribution and administrative services and to administrators for administrative services as to Investment Shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to: communicating account openings; communicating account closings; entering purchase transactions; entering purchase transactions; providing or arranging to provide accounting support for all transactions, wiring funds and receiving funds for Investment Share purchases and redemptions, confirming and reconciling all transactions, reviewing the activity in Fund accounts, and providing training and supervision of broker personnel; posting and reinvesting dividends to Fund accounts or arranging for this service to be performed by the Fund's transfer agent; and maintaining and distributing current copies of prospectuses and shareholder reports to the beneficial owners of Investment Shares and prospective shareholders.

The Board of Trustees expects that the Plan will result in the sale of sufficient number of Investment Shares so as to allow the Fund to achieve economic viability. It is also anticipated that an increase in the size of the Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective.


For the fiscal years ended July 31, 1997 and 1996, distribution fees applicable to Investment Shares paid to the Fund's distributor amounted to $92,287 and $55,852, all of which were voluntarily waived.


CONVERSION TO FEDERAL FUNDS

It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Fifth Third Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

DETERMINING NET ASSET VALUE


The Fund attempts to stabilize the value of a share at $1.00. The days on which net asset value is calculated by the Fund are described in the prospectus.

USE OF THE AMORTIZED COST METHOD

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective.

      MONITORING PROCEDURES

      The Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than
      0.50 of 1% between the two values.

      The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

      INVESTMENT RESTRICTIONS

      The Rule requires that the Fund limit its investments to instruments that, in the opinion of the Trustees, present minimal credit risks and if rated, have received the requisite rating from one or more nationally recognized statistical rating organizations. If the instruments are not rated, the Trustees must determine that they are of comparable quality. Shares of investment companies purchased by the Fund will meet these same criteria and will have investment policies consistent with the Rule. The Rule also requires the Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instruments with a remaining maturity of more than 397 days can be purchased by the Fund.

      Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.

      The Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.

      In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.

      In periods of rising interest rates, the indicated daily yield on shares of the Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

REDEEMING SHARES


The Fund redeems Shares at the next computed net asset value after the Fund receives the redemption request. Redemption procedures are explained in the respective prospectuses under "Redeeming Shares." Although the custodian does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $10,000.

REDEMPTION IN KIND

The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

TAX STATUS


THE FUND'S TAX STATUS

The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

      o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

      o derive less than 30% of its gross income from the sale of securities held less than three months;

      o    invest in securities within certain statutory limits; and

      o distribute to its shareholders at least 90% of its net income earned during the year.

SHAREHOLDERS' TAX STATUS

Shareholders are subject to federal income tax on dividends received as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends and any short-term capital gains are taxable as ordinary income.

      CAPITAL GAINS

      Capital gains experienced by the Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

YIELD



The yield for Investment Shares and Trust Shares were 5.17% and 5.17% respectively, for the seven-day period ended July 31, 1997.


The Fund calculates the yield for both classes of shares daily, based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by:

o    determining the net change in the value of a hypothetical account with a

o balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares;

o dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and

o    multiplying the base period return by (365/7).

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in either class of shares, the performance will be reduced for those shareholders paying those fees.

EFFECTIVE YIELD



The effective yield for Investment Shares and Trust Shares were 5.20% and 5.20% respectively, for the seven-day period ended July 31, 1997.


The Fund's effective yield for both classes of shares is computed by compounding the unannualized base period return by:

     o    adding 1 to the base period return;

     o    raising the sum to the 365/7th power; and

     o    subtracting 1 from the result.

PERFORMANCE COMPARISONS


The performance of both classes of shares depends upon such variables as:

     o    portfolio quality;

     o    average portfolio maturity;

     o    type of instruments in which the portfolio is invested;

     o    changes in interest rates on money market instruments;

     o    changes in expenses of the Fund or of either class of shares; and

     o    the relative amount of Fund cash flow.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications land/or indices which the Fund uses in advertising may include:

     o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in the money market instruments category in advertising and sales literature.

     o BANK RATE MONITOR NATIONAL INDEX. Miami Beach, Florida, is a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts.
          The rates published in the index are averages of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution, and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

      o DONOGHUE'S MONEY FUND REPORT publishes annualized yields of hundreds of money market funds on a weekly basis and through its Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

Advertisements and other sales literature for either class of shares may refer to total return. Total return is the historic change in the value of an investment in either class of shares based on the reinvestment of dividends over a specified period of time.

                         FOUNTAIN SQUARE U.S. TREASURY
                                OBLIGATIONS FUND

                     (A PORTFOLIO OF FOUNTAIN SQUARE FUNDS)

                      STATEMENT OF ADDITIONAL INFORMATION



This Statement of Additional Information should be read with the prospectus of Fountain Square U.S. Treasury Obligations Fund (the "Fund") dated September 30, 1997. This Statement is not a prospectus itself. To receive a copy of the prospectus, please write the Fund or call toll-free, (888) 799-5353.


FOUNTAIN SQUARE FUNDS
C/O FIFTH THIRD BANK
38 FOUNTAIN SQUARE PLAZA
CINCINNATI, OHIO 45263

                       Statement dated September 30, 1997

TABLE OF CONTENTS
-----------------------------------------------------------------------------


GENERAL INFORMATION ABOUT THE FUND ..........................................    1

INVESTMENT OBJECTIVE AND POLICIES ...........................................    1
        Types of Investments ................................................    1
        When-Issued and Delayed Delivery Transactions .......................    1
        Repurchase Agreements ...............................................    1
        Reverse Repurchase Agreements .......................................    1
        Investment Limitations ..............................................    2
                Selling Short and Buying on Margin ..........................    2
                Issuing Senior Securities and Borrowing Money ...............    2
                Pledging Assets .............................................    2
                Lending Cash or Securities ..................................    2
                Investing in Securities of Other Investment Companies .......    3

FOUNTAIN SQUARE FUNDS MANAGEMENT ............................................    3
        Officers and Trustees ...............................................    3
        Fund Ownership ......................................................    5
        Trustees' Compensation ..............................................    5
        Trustee Liability ...................................................    5

INVESTMENT ADVISORY SERVICES ................................................    5
        Advisor to the Fund .................................................    5
        Advisory Fees .......................................................    6


BROKERAGE TRANSACTIONS ......................................................    6

ADMINISTRATIVE SERVICES .....................................................    6
        Transfer Agent and Dividend Disbursing Agent ........................    7

PURCHASING SHARES ...........................................................    7
        Conversion to Federal Funds .........................................    7

DETERMINING NET ASSET VALUE .................................................    7
        Use of the Amortized Cost Method ....................................    7
                Monitoring Procedures .......................................    8
                Investment Restrictions .....................................    8

REDEEMING SHARES ............................................................    8
        Redemption in Kind ..................................................    9

TAX STATUS ..................................................................    9
        The Fund's Tax Status ...............................................    9
        Shareholders' Tax Status ............................................    9
                Capital Gains ...............................................    9

YIELD .......................................................................   10

EFFECTIVE YIELD .............................................................   10

PERFORMANCE COMPARISONS .....................................................   10

GENERAL INFORMATION ABOUT THE FUND


Fountain Square U.S. Treasury Obligations Fund (the "Fund") is a portfolio in the Fountain Square Funds (the "Trust"). The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988.

INVESTMENT OBJECTIVE AND POLICIES


The Fund's investment objective is to provide stability of principal and current income consistent with stability of principal.

The investment objective and policies cannot be changed without approval of shareholders.

TYPES OF INVESTMENTS

The Fund invests in U.S. Treasury obligations maturing in one year or less. U.S. Treasury obligations as used herein refers to evidences of indebtedness issued by the United States, which are fully guaranteed as to principal and interest by the United States maturing in one year or less from the date of acquisition. The Fund may also retain Fund assets in cash.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

REPURCHASE AGREEMENTS

The Fund or its custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Fund's Advisor to be creditworthy pursuant to guidelines established by the Board of Trustees (the "Trustees").

REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on the Fund's records at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

During the period any reverse repurchase agreements are outstanding, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements.

The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

INVESTMENT LIMITATIONS

The Fund will not change any of the investment limitations described below without approval of shareholders.

      SELLING SHORT AND BUYING ON MARGIN

      The Fund will not sell any portfolio instruments short or purchase any portfolio instruments on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio instruments.

      ISSUING SENIOR SECURITIES AND BORROWING MONEY

      The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. Any direct borrowings need not be collateralized.

      The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage purposes.

      PLEDGING ASSETS

      The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing.

      LENDING CASH OR SECURITIES

      The Fund will not lend any of its assets, except that it may purchase or hold U.S. Treasury obligations, including repurchase agreements, permitted by its investment objective and policies.

      INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

      The Fund can acquire up to 3 percent of the total outstanding securities of other investment companies with similar investment objectives and policies. The Fund will limit its investments in the securities of other investment companies to those of money market funds having investment objectives and policies similar to its own. The Fund will purchase securities of other investment companies only in open-market transactions involving no more than customary broker's commissions. However, there is no limitation applicable to securities of any investment company acquired in a merger, consolidation, or acquisition of assets.



Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. In connection with investing in shares of other investment companies, it should be noted that investment companies incur certain expenses such as management fees, and, therefore, any investment by the Fund in such shares would be subject to customary expenses.

For the purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

FOUNTAIN SQUARE FUNDS MANAGEMENT


OFFICERS AND TRUSTEES

Officers and Trustees of the Trust are listed with their addresses, principal occupations, and present positions. Except as listed below, none of the Trustees or Officers are affiliated with The Fifth Third Bank ("Fifth Third Bank"), Fifth Third Bancorp, or BYSYS Fund Services, L.P.


Albert E. Harris
5905 Graves Road
Cincinnati, OH
Birthdate:  July 2, 1932

Chairman of the Board of Trustees

Formerly, Chairman of the Board EDB Holdings. Inc. (retired July, 1993).


Edward Burke Carey
394 East Town Street
Columbus, OH
Birthdate:  July 2, 1945

Member of the Board of Trustees

President of Carey Leggett Realty Advisors.

Lee A. Carter
2120 Star Bank Center
425 Walnut Street
Cincinnati, OH
Birthdate:  December 17, 1938


Member of the Board of Trustees

Formerly, President, Local Marketing Corporation (retired December 31, 1993).


Stephen G. Mintos
3435 Stelzer Road
Columbus, Ohio  43219-3035
Birthdate:  February 5, 1954

President

From January 1987 to the present, employee of BISYS Fund Services, Inc.


George R. Landreth
3435 Stelzer Road
Columbus, Ohio  43219-3035
Birthdate:  July 11, 1942

Vice President


From December 1992 to present, employee of BISYS Fund Services, Inc.; from July 1991 to December 1992, employee of PNC Financial Corporation.




Jeffrey C. Cusick
3435 Stelzer Road
Columbus, Ohio  43219-3035
Birthdate:  May 19, 1959

Secretary and Treasurer

From July 1995 to present, employee of BISYS Fund Services, Inc.; from September 1993 to July 1995, Assistant Vice President, Federated Administrative Services; from 1989 to September 1993, Manager, Client Services, Federated Administrative Services.

FUND OWNERSHIP


Officers and Trustees own less than 1% of the Fund's outstanding shares. As of July 31, 1997, Fifth Third Bank as nominee for numerous trust and agency accounts, was the owner of record of 539,040,314 Shares (100%) of the Fund.

TRUSTEES' COMPENSATION



NAME,                                        AGGREGATE COMPENSATION
POSITION WITH TRUST                          FROM TRUST +
Edward Burke Carey                           $7,800
Trustee

Lee A. Carter                                $6,600
Trustee

Albert E. Harris                             $9,800
Trustee


*Information is furnished for the fiscal year ended July 31, 1997. The Trust is the only investment company in the Fund complex.

+The aggregate compensation is provided for the Trust which is comprised of thirteen portfolios.


TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES


ADVISOR TO THE FUND

The Fund's investment advisor is Fifth Third Bank (the "Advisor"). It provides investment advisory services through its Trust and Investment Division. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Bancorp.

The Advisor shall not be liable to the Trust, the Fund or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

ADVISORY FEES

For its advisory services, Fifth Third Bank receives an annual investment advisory fee as described in the prospectus.


For the fiscal years ended July 31, 1997, 1996 and 1995, the Advisor earned $1,965,939, $1,557,358 and $1,377,583, respectively, of which $655,154,
$470,081 and $395,440, were voluntarily waived, respectively, because of undertakings to limit the Fund's expenses.


BROKERAGE TRANSACTIONS


When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Advisor looks for prompt execution of the order at a favorable price. In working with dealers, the Advisor will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Advisor makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.

The Advisor may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Advisor and may include:

         o    advice as to the advisability of investing in securities;

         o    security analysis and reports;

         o    economic studies;

         o    industry studies;

         o    receipt of quotations for portfolio evaluations; and

         o    similar services.

The Advisor and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Research services provided by brokers and dealers may be used by the Advisor in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Advisor or its affiliates might otherwise have paid, it would tend to reduce expenses.


For the fiscal years ended July 31, 1997, 1996 and 1995, the Fund did not pay any commissions on brokerage transactions.


ADMINISTRATIVE SERVICES


Until December 1, 1995, Federated Administrative Services, a subsidiary of Federated Investors, provided administrative personnel and services to the Fund for a fee as described in the prospectus. For the four-month period ending December 1, 1995, and for the fiscal year ended July 31, 1995, the Fund incurred administrative service fees of $124,224 and $380,685, respectively.

Effective December 1, 1995, BISYS Fund Services L.P., 3435 Stelzer Road, Columbus, Ohio 43219, provided administrative services to the Fund for the fees set forth in the prospectus. For the fiscal years ended July 31, 1997 and 1996, BISYS Fund Services L.P. earned administrative fees of $606,651 and $188,213, respectively, of which $176,976 and $0 were voluntarily waived.

Effective December 1, 1995, pursuant to a separate agreement with BISYS Fund Services L.P., Fifth Third Bank performed sub-administrative services on behalf of the Fund, for which it receives compensation from BISYS Fund Services L.P. For the fiscal years ended July 31, 1997 and 1996, Fifth Third Bank received sub-administrative fees of $122,871 and $58,252, respectively.


Under the custodian agreement, Fifth Third Bank holds the Fund's portfolio securities and keeps all necessary records and documents relating to its duties. Fifth Third Bank's fees for custody services are based upon the market value of Fund securities held in custody plus out-of-pocket expenses.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Fifth Third Bank serves as transfer agent and dividend disbursing agent for the Funds. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders.

Fifth Third Bank also maintains the Trust's accounting records. The fee paid for this service is based upon the level of the Funds' average net assets for the period plus out-of-pocket expenses.

PURCHASING SHARES


Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under "Investing in the Fund."

CONVERSION TO FEDERAL FUNDS

It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Fifth Third Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

DETERMINING NET ASSET VALUE


The Fund attempts to stabilize the value of a share at $1.00. The days on which net asset value is calculated by the Fund are described in the prospectus.

USE OF THE AMORTIZED COST METHOD

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective.

      MONITORING PROCEDURES

      The Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than .50 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

      INVESTMENT RESTRICTIONS

      The Rule requires that the Fund limit its investments to instruments that, in the opinion of the Trustees, present minimal credit risks and if rated, have received the requisite rating from one or more nationally recognized statistical rating organizations. If the instruments are not rated, the Trustees must determine that they are of comparable quality. Shares of investment companies purchased by the Fund will meet these same criteria and will have investment policies consistent with the Rule. The Rule also requires the Fund to maintain a dollar weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instruments with a remaining maturity of more than 397 days can be purchased by the Fund.

      Should the disposition of a portfolio security result in a dollar weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.

      The Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.

      In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.

      In periods of rising interest rates, the indicated daily yield on shares of the Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

REDEEMING SHARES

Shares are redeemed at the next computed net asset value after the Fund receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares." Although the custodian does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $10,000.

REDEMPTION IN KIND

The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period.

Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

TAX STATUS


THE FUND'S TAX STATUS

The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

          o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

          o derive less than 30% of its gross income from the sale of securities held less than three months;

          o    invest in securities within certain statutory limits; and

          o distribute to its shareholders at least 90% of its net income earned during the year.

SHAREHOLDERS' TAX STATUS

Shareholders are subject to federal income tax on dividends received as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends and any short-term capital gains are taxable as ordinary income.

     CAPITAL GAINS

      Capital gains experienced by the Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

YIELD



The Fund's yield for the seven-day period ended July 31, 1997 was 5.20%. The Fund calculates its yield daily, based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by:


          o determining the net change in the value of a hypothetical account with a

          o balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares;

          o dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and

          o    multiplying the base period return by (365/7).

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, the performance will be reduced for those shareholders paying those fees.

EFFECTIVE YIELD



The Fund's effective yield for the seven-day period ended July 31, 1997 was 5.23%. The Fund's effective yield is computed by compounding the unannualized base period return by:


          o    adding 1 to the base period return;

          o    raising the sum to the 365/7th power; and

          o    subtracting 1 from the result.

PERFORMANCE COMPARISONS


The Fund's performance depends upon such variables as:

          o    portfolio quality;

          o    average portfolio maturity;

          o    type of instruments in which the portfolio invested;

          o    changes in interest rates on money market instruments;

          o    changes in Fund expenses; and

          o    the relative amount of Fund cash flow.


Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

          o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in the "short-term U.S. government funds" category in advertising and sales literature.

          o SALOMON 30-DAY TREASURY BILL INDEX is a weekly quote of the most representative yields for selected securities issued by the U.S. Treasury, maturing in 30 days.

          o DONOGHUE'S MONEY FUND REPORT publishes annualized yields of hundreds of money market funds on a weekly basis and through its Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

Advertisements and other sales literature for the Fund may refer to total return. Total return is the historic change in the value of an investment in the Fund based on the monthly reinvestment of dividends over a specified period of time.

               PART C.OTHER INFORMATION.
               Item 24.       Financial Statements and Exhibits:

            (a)  Financial Statements incorporated by reference to
                 the Annual Report to Shareholders of the Fountain Square Funds dated July 31, 1997 (File No. 811-5669).
            (b)  Exhibits:
                  (1)   Conformed Copy of Declaration of
                        Trust of the Registrant including Amendments No. 1 through 7 (4);
                        (i)   Conformed copy of
                              Amendment No. 8 to the Declaration of Trust(8);
                        (ii)  Conformed copy of
                              Amendment No. 9 to the Declaration of Trust(7);
                        (iii) Conformed copy of
                              Amendment No. 10 to the Declaration of Trust(9);
                  (2)   Copy of By-Laws of the Registrant (4);
                  (3)   Not applicable;
                  (4)   Not applicable;
                  (5)   (i)   Conformed Copy of Investment Advisory Contract of
                              the Registrant through and including Exhibit J
                              (4);
                              (a) Conformed Copy of Exhibits K-M to Investment
                                  Advisory Contract of Registrant (9);
                        (ii)  Conformed Copy of Sub-Advisory Agreement (3);
                  (6)   (i)   Conformed Copy of Distributor's Contract of
                              the Registrant(6);
                        (ii)  Copy of Administrative Service Agreement of
                              the Registrant(8);
                              (a) Conformed Copy of amended Exhibit A (9);
                  (7)   Not applicable;
                  (8)   Conformed Copy of Custody Agreement of the
                        Registrant (4);
                        (i)   Conformed Copy of amended Exhibit B (9);
                  (9)   (i)   Conformed Copy of Transfer Agency Agreement of
                              the Registrant (4);
                              (a) Conformed Copy of amended Schedule A (9);
                        (ii)  Conformed Copy of Management and Administration
                              Agreement of the Registrant (9);
                        (iii) Conformed Copy of Sub-Administration
                              Agreement (9);
                              (a) Conformed Copy of amended Schedule A (9);
                  (10)  Conformed Copy of Opinion and Consent of Counsel as
                        to legality of shares being registered (5);
                  (11)  (i)   Conformed Copy of Consent of Independent Auditors;
                        (ii)  Conformed Copy of Consent of Counsel;
                  (12)  Not applicable;
                  (13)  Conformed Copy of Initial Capital Understanding (4);
                  (14)  Not applicable;
                  (15)  (i)   Conformed Copy of Distribution Plan through and
                              including Exhibits A and B (6);
                              (a) Conformed Copy of amended Exhibits A
                                  and B (9);
                        (ii)  Form of Rule 12b-1 Agreement (6);
                              (a) Copy of amended Exhibit A (9);
                  (16)  (i)   Copy of Schedule for Computation of Fund
                              Performance Data for Fountain Square Balanced
                              Fund (1);
                        (ii)  Copy of Schedule for Computation of Fund
                              Performance Data for Fountain Square Commercial
                              Paper Fund (4);
                        (iii) Copy of Schedule for Computation of Fund
                              Performance Data for Fountain Square Government
                              Cash Reserves Fund (4);
                        (iv)  Copy of Schedule for Computation of Fund
                              Performance Data for Fountain Square Mid
                              Cap Fund (1);
                        (v)   Copy of Schedule for Computation of Fund
                              Performance Data for Fountain Square Quality
                              Bond Fund (1);

                        (vii) Copy of Schedule for Computation of Fund Performance Data for Fountain Square Quality Growth Fund (1);

                        (viii) Copy of Schedule for Computation of Fund
                               Performance Data for Fountain Square Ohio Tax Free Bond Fund (2);

                        (ix) Copy of Schedule for Computation of Fund Performance Data for Fountain Square U.S. Government Securities Fund (1);

                        (x) Copy of Schedule for Computation of Fund Performance Data for Fountain Square U.S. Treasury Obligations Fund (4);

                        (xi) Copy of Schedule for Computation of Fund Performance Data for Fountain Square International Equity Fund (4);

                        (xii) Copy of Schedules for Computation of Fund Performance Data for Fountain Square Equity Income Fund, Fountain Square Bond Fund For Income, and Fountain Square Municipal Bond Fund
                               (7);

                (17) Copy of Financial Data Schedules;

                (18) Copy of Multiple Class Plan (6);

                (19) Conformed copy of Power of Attorney (6);

KEY:

(1) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed March 25, 1993 (File Nos. 811-5669 and 33-24848).

(2)  Response is incorporated by reference to Registrant's Post-Effective
     Amendment No. 12 on Form N-1A filed September 24, 1993.   (File Nos.
     811-5669 and 33-24848).

(3) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed June 1, 1994. (File Nos. 811-5669 and 33-24848).

(4) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995. (File Nos. 811-5669 and 33-24848).

(5) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed on or about September 30, 1995. (File Nos. 811-5669 and 33-24848).

(6) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed on or about January 18, 1996. (File Nos. 811-5669 and 33-24848).

(7) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed on or about October 1, 1996 (File No. 811-5669 and 33-24848).

(8) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed on or about October 28, 1996 (File Nos. 811-5669 and 33-24848).

(9) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997 (File Nos. 811-5669 and 33-24848).

    Item 25.  Persons Controlled by or Under Common Control with Registrant:

              None

    Item 26.  Number of Holders of Securities:




              Shares of Beneficial Interest   Number of Record Holders
                     (no par value)            as of August 31, 1997
                     --------------           ------------------------
              U.S. Government Securities Fund
                Investment Shares                         804
                Investment C Shares                         6

              Quality Bond Fund
                Investment A Shares                     1,436
                Investment C Shares                        18

              Ohio Tax Free Bond Fund
                Investment A Shares                     1,061
                Investment C Shares                        12

              Quality Growth Fund
                Investment A Shares                     5,677
                Investment C Shares                       365

              Mid Cap Fund
                Investment A Shares                     3,246
                Investment C Shares                        54

              Balanced Fund
                Investment A Shares                     2,065
                Investment C Shares                       112

             International Equity Fund
                Investment A Shares                     2,087
                Investment C Shares                        43

              Equity Income Fund
                Investment A Shares                     1,059
                Investment C Shares                        10

Bond Fund For Income
  Investment A Shares                   1,494
  Investment C Shares                       3

Municipal Bond Fund
  Investment A Shares                     434
  Investment C Shares                       1

Government Cash Reserves Fund
  Trust Shares                          3,107
  Investment Shares                     5,104

Commercial Paper Fund
  Trust Shares                          3,116
  Investment Shares                     6,642

U.S. Treasury Obligations Fund          2,596



Item 27.  Indemnification:

          Response is incorporated by reference to Registrant's
          Post-Effective Amendment No. 7 on Form N-1A filed September 27, 1991. (File Nos. 811-5669 and 33-24848).

Item 28.  Business and Other Connections of Investment Adviser:


                                                                  Other Substantial
                                   Position with                 Business, Profession,
       Name                         the Adviser                 Vocation or Employment
       ----              ------------------------------------   ----------------------
Clement L. Buenger       Director
George A. Schaefer, Jr.  President, Chief Executive Officer
                         and Director
George W. Landry         Executive Vice President and Cashier
Stephen J. Schrantz      Executive Vice President
P. Michael Brumm         Executive Vice President and Chief
                         Financial Officer
Michael K. Keating       Executive Vice President, and
                         Secretary
Thomas B. Donnell        Chairman, Fifth Third Bank of
                         Northwestern Ohio and Director
Robert P. Niehaus        Executive Vice President
Michael D. Baker         Executive Vice President
Henry W. Hobson, III     Senior Vice President
J. Patrick Bell          Senior Vice President
Tom A. Bobenread         Senior Vice President
James J. Hudepohl        Senior Vice President
Edward H. Silva, Jr.     Senior Vice President
Gerald L. Wissel         Senior Vice President and Director
                         of Audit
Neal E. Arnold           Senior Vice President and Director
                         of Audit
Paul L. Reynolds         Vice President, General Counsel and
                         Assistant Secretary
John F. Barrett          Director                               President and CEO,
                                                                Western-Southern Life Insurance
                                                                Company
Richard T. Farmer        Director                               Chairman & CEO, Cintas Corp.
John D. Geary            Director                               Former President, Midland
                                                                Enterprises, Inc.
Joseph H. Head, Jr.      Director                               Chairman & CEO, Atkins and Pearce
William G. Kagler        Director                               Chairman, Skyline Chili, Inc.

William J. Keating       Director  Retired Publisher and Chairman,
                                   The Cincinnati Enquirer
James D. Kiggen          Director  Chairman, CEO & President,
                                   Xtek, Inc.
Robert B. Morgan         Director  President and Chief Executive
                                   Officer, Cincinnati Financial
                                   Corp.
Michael H. Norris        Director  Former President, The Deerfield
                                   Manufacturing Co.
Brian H. Rowe            Director  Chairman, GE Aircraft Engines
John J. Schiff, Jr.      Director  Chairman, John J. & Thomas R.
                                   Schiff & Co.
Dennis J. Sullivan, Jr.  Director  Executive Counselor, Dan Pinger
                                   Public Relations
Dudley S. Taft           Director  President, Taft Broadcasting Co.
Joan R. Herschede        Director  President and CEO, The Frank
                                   Herschede Company
Ivan W. Gorr             Director  Retired as Chairman & CEO,
                                   Cooper Tire & Rubber Co.
Milton C. Boesel, Jr.    Director  Counsel, Ritter, Robinson,
                                   McCready & James
Gerald V. Dirvin         Director  Retired Executive Vice
                                   President, The Proctor & Gamble
                                   Company

Business and Other Connections of Sub-Advisers (International Equity Fund):

Listed below are the officers and Directors of Morgan Stanley Asset Management Inc. ("MSAM"), the Sub-Adviser to the International Equity Fund. The information as to any other business, profession, vocation, or employment of substantial nature engaged in by the Chairman, President and Directors during the past two fiscal years, is incorporated by reference to Schedule A and D of Form ADV filed by MSAM pursuant to the Advisers Act (SEC File No. 801-15757).

                        MORGAN STANLEY ASSET MANAGEMENT
                  Officers (Principals and Managing Directors)

     Barton M. Biggs, Chairman/Managing Director
     Peter A. Nadosy, President/Managing Director
     James A. Allwin, Managing Director
     A. MacDonald Caputo, Managing Director
     Garry B. Crowder, Managing Director
     Richard B. Fisher, Managing Director
     Gordon S. Gray, Managing Director
     Gary Latainer, Managing Director
     Donald H. McAllister, Managing Director
     Dennis G. Sherva, Managing Director
     Dominic Caldecott, Managing Director

     Ean Wah Chin, Managing Director
     Michael A. Crowe, Managing Director
     Madhav Dhar, Managing Director
     Kurt Fauerman, Managing Director
     Richard G. Woolworth, Managing Director
     John R. Alkier, Principal
     Robert E. Angevine, Principal
     Warren J. Ackerman, III, Principal
     Jeffry D. Brown, Principal
     Gerald P. Barth, Principal
     Francine J. Bovich, Principal
     Arthur Certosimo, Principal
     James Cheng, Principal
     Terence Carmichael, Principal
     Stephen C. Cordy, Principal
     Elleen Cresham, Principal
     Jacqueline A. Day, Principal
     Paul Ghaffari, Principal
     James A. Grisham, Principal
     Perry E. Hall II, Principal
     Marianne Hay, Principal
     Bruce S. Ives, Principal
     Margaret Kinsley Johnson, Principal
     Kathryn Jonas, Principal
     Debra Kushma, Principal
     Marianne Lippmann, Principal
     Gary J. Mangino, Principal
     Paul Martin, Principal
     Walter Maynard, Principal
     Robert L. Meyer, Principal
     Margaret P. Naylor, Principal
     Warren J. Olsen, Principal
     Russell Platt, Principal
     Gail H. Reeke, Principal
     Christine Reilly, Principal
     Robert Sargent, Principal
     Kiat Seng Seah, Principal
     Vlnod Sethi, Principal
     Stephen C. Sexauer, Principal
     Harold Schaaff, Principal
     Robert M. Smith, Principal
     Christopher G. Petrow, Principal
     Phillip W. Warner, Principal
     Phillip W. Winters, Principal
     Alford E. Zick, Principal
     Stefano Russo, Principal

Item 29. Principal Underwriters:

(a) BISYS Fund Services Limited Partnership, formerly known as The Winsbury Company Limited Partnership ("BISYS"), acts as distributor and administrator for Registrant. BISYS also distributes the securities of American Performance Funds, AmSouth Mutual Funds, The ARCH Fund, Inc.,

     The BB&T Mutual Funds Group, The Coventry Group, Empire Builder Tax Free Bond Fund, First Choice Funds Trust, Fountain Square Funds, Hirtle Callaghan Trust, HSBC Family of Funds, The Infinity Mutual Funds, Inc., Intrust Funds, The Kent Funds, MarketWatch Funds, Meyers Sheppard Investment Trust, Minerva Funds, The MMA Praxis Mutual Funds, M.S.D.&T. Funds, Pacific Capital Funds, The Parkstone Advantage Fund, Pegasus Funds, Qualivest Funds, The Republic Funds Trust, The Republic Advisors Funds Trust, The Riverfront Funds, Inc., SBSF Funds, Inc., Sefton Funds, The Sessions Group, Summit Investment Trust, The Time Horizon Funds and The Victory Portfolios, each of which is an investment management company.

(b) Directors, officers and partners of BISYS, as of September 30, 1997 were as follows:


                                                                          Positions and
Name and Principal                                                        Offices with
Business Addresses               Positions and Offices with BISYS         Registrant
-------------------------        --------------------------------         -------------
The BISYS Group, Inc.            Sole Shareholder of BISYS Fund           None
150 Clove Road                   Services, Inc. and Sole Limited
Little Falls, NJ 07424           Partner

BISYS Fund Services, Inc.        Sole General Partner                     None
3435 Stelzer Road
Columbus, Ohio 43219

G. Ronald Henderson              Executive Officer                        None
3435 Stelzer Road
Columbus, Ohio 43219

J. David Huber                   Senior Vice President                    None
3435 Stelzer Road                Business Development
Columbus, Ohio 43219             Fund Services Division

Stephen G. Mintos                Executive Vice President                 President
3435 Stelzer Road                General Manager
Columbus, Ohio 43219             Fund Services Division

Kenneth B. Quintenz              Executive Officer                        None
3435 Stelzer Road
Columbus, Ohio 43219

(c)  Not applicable.

Item 30. Location of Accounts and Records.

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:


Registrant                               3435 Stelzer Road
                                         Columbus, Ohio 43219-3035

Fifth Third Bank                         38 Fountain Square Plaza
("Sub-Administrator, Transfer            Cincinnati, Ohio 45263
Agent and Dividend
Disbursing Agent")

          BISYS                             3435 Stelzer Road
          ("Administrator")                 Columbus, Ohio 43219-3035

          Fifth Third Bank                  38 Fountain Square Plaza
          ("Adviser")                       Cincinnati, Ohio 45263

          Morgan Stanley Asset              1221 Avenue of the Americas
          Management Inc.                   New York, New York 10020
          ("Sub-Adviser to the Fountain
          Square International Equity
          Fund")

          Fifth Third Bank                  38 Fountain Square Plaza
          ("Custodian")                     Cincinnati, Ohio 45263

Item 31.  Management Services:  Not applicable.

Item 32.  Undertakings:

          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered, a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FOUNTAIN SQUARE FUNDS, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Columbus and State of Ohio, on the 30th day of September, 1997.

                              FOUNTAIN SQUARE FUNDS


                              BY:  /s/Stephen G. Mintos
                              Stephen G. Mintos, President
                              Attorney in Fact for Edward Burke Carey,
                              Lee A. Carter, and Albert E. Harris
                              September 30, 1997


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:


           NAME                    TITLE                 DATE
By:  /s/ Stephen G. Mintos  Attorney-in-Fact      September 30, 1997
     ---------------------  for the Persons
     Stephen G. Mintos      Listed Below
     PRESIDENT
             NAME                  TITLE
     Edward Burke Carey*          Trustee
     Lee A. Carter*               Trustee
     Albert E. Harris*            Trustee
     *By Power of Attorney